UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08004

                                 ABN AMRO FUNDS
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                             161 North Clark Street
                                CHICAGO, IL 60601
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                 ABN AMRO Funds
                             161 North Clark Street
                                CHICAGO, IL 60601
              -----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 884-2139
                                                          ----------------

                       Date of fiscal year end: OCTOBER 31
                                               ---------------

                     Date of reporting period: JULY 31, 2005
                                              -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


ABN AMRO FUNDS

GROWTH FUND                                                        JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

COMMON STOCKS - 98.65%

                 ADVERTISING - 2.90%

       502,717   Omnicom Group                                 $    42,665,592
                                                               ---------------
                 BIOTECHNOLOGY - 5.06%

       470,800   Amgen*                                             37,546,300
       821,400   Gilead Sciences*                                   36,806,934
                                                               ---------------
                                                                    74,353,234
                                                               ---------------
                 CAPITAL GOODS - 5.70%

       986,158   Dover                                              40,688,879
       503,277   Illinois Tool Works                                43,105,675
                                                               ---------------
                                                                    83,794,554
                                                               ---------------
                 CHEMICALS - 2.95%

       878,430   Praxair                                            43,385,658
                                                               ---------------
                 COMMERCIAL SERVICES - 4.46%

     1,014,079   Cintas                                             44,954,122
       612,107   Ecolab                                             20,554,553
                                                               ---------------
                                                                    65,508,675
                                                               ---------------
                 CONSUMER CYCLICALS - 5.00%

       765,072   Harley-Davidson                                    40,694,180
       570,006   Johnson Controls                                   32,741,144
                                                               ---------------
                                                                    73,435,324
                                                               ---------------
                 ELECTRICAL - 2.33%

       991,238   General Electric                                   34,197,711
                                                               ---------------
                 FINANCE - 10.97%

       710,137   Fifth Third Bancorp                                30,606,904
     1,801,836   MBNA                                               45,334,194
       983,526   SLM                                                50,641,754
       693,134   State Street                                       34,476,485
                                                               ---------------
                                                                   161,059,337
                                                               ---------------
                 FOOD AND BEVERAGES - 2.61%

     1,063,126   Sysco                                              38,336,324
                                                               ---------------
                 HEALTH CARE SERVICES - 3.46%

       853,245   Cardinal Health                                    50,836,337
                                                               ---------------
                 INSURANCE - 5.01%

       949,999   AFLAC                                              42,844,955
       510,492   American International Group                       30,731,618
                                                               ---------------
                                                                    73,576,573
                                                               ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 4.77%

       912,513   Medtronic                                          49,220,951
       253,766   Zimmer Holdings*                                   20,900,168
                                                               ---------------
                                                                    70,121,119
                                                               ---------------
                 PHARMACEUTICALS - 2.58%

     1,428,414   Pfizer                                             37,852,971
                                                               ---------------
                 RETAIL - 14.33%

     1,281,034   Dollar General                                     26,030,611
       580,405   Home Depot (The)                                   25,253,421

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

                 RETAIL (CONTINUED)

       936,993   Kohl's*                                       $    52,799,555
       663,345   Starbucks*                                         34,858,780
     1,454,713   TJX                                                34,200,303
       779,263   Walgreen                                           37,295,527
                                                               ---------------
                                                                   210,438,197
                                                               ---------------
                 TECHNOLOGY - 20.11%

     2,591,102   Cisco Systems*                                     49,619,604
     1,130,760   Dell*                                              45,761,857
     1,757,941   Intel                                              47,710,519
     1,529,526   Microsoft                                          39,171,161
     3,801,416   Oracle*                                            51,623,229
     1,937,299   Texas Instruments                                  61,528,616
                                                               ---------------
                                                                   295,414,986
                                                               ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 4.01%

     1,489,757   QUALCOMM                                           58,830,504
                                                               ---------------
                 TRANSPORTATION - 2.40%

     2,488,848   Southwest Airlines                                 35,316,753
                                                               ---------------

                 TOTAL COMMON STOCKS
                   (Cost $1,253,374,319)                         1,449,123,849
                                                               ---------------

INVESTMENT COMPANY - 1.82%

    26,676,818   BlackRock Liquidity Funds TempCash
                   Portfolio                                        26,676,818
                                                               ---------------

                 TOTAL INVESTMENT COMPANY
                   (Cost $26,676,818)                               26,676,818
                                                               ---------------

TOTAL INVESTMENTS - 100.47%
  (Cost $1,280,051,137)**                                        1,475,800,667
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (0.47)%                          (6,931,867)
                                                               ---------------
NET ASSETS - 100.00%                                           $ 1,468,868,800
                                                               ===============

----------
*     Non-income producing security.
** At July 31, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $   223,657,151
      Gross unrealized depreciation                                (27,907,621)
                                                               ---------------
      Net unrealized appreciation                              $   195,749,530
                                                               ===============

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

MONTAG & CALDWELL GROWTH FUND                                      JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

COMMON STOCKS - 97.00%

                 ADVERTISING - 2.03%

       700,000   Omnicom Group                                 $    59,409,000
                                                               ---------------
                 BIOTECHNOLOGY - 9.30%

     1,667,700   Amgen*                                            132,999,075
     1,561,800   Genentech*                                        139,515,594
                                                               ---------------
                                                                   272,514,669
                                                               ---------------
                 CAPITAL GOODS - 4.39%

       520,000   Illinois Tool Works                                44,538,000
     1,120,000   3M                                                 84,000,000
                                                               ---------------
                                                                   128,538,000
                                                               ---------------
                 COMMERCIAL SERVICES - 1.91%

     1,600,000   Paychex                                            55,856,000
                                                               ---------------
                 COMMUNICATIONS - 4.45%

     1,829,400   eBay*                                              76,432,332
     2,250,000   Juniper Networks*                                  53,977,500
                                                               ---------------
                                                                   130,409,832
                                                               ---------------
                 CONSUMER CYCLICAL - 2.00%

       697,800   Nike, Class B                                      58,475,640
                                                               ---------------
                 CONSUMER STAPLES - 10.37%

     1,234,030   Colgate-Palmolive                                  65,329,548
     1,341,100   Estee Lauder, Class A                              52,490,654
     2,371,285   Gillette                                          127,266,866
     1,059,450   Procter & Gamble                                   58,937,204
                                                               ---------------
                                                                   304,024,272
                                                               ---------------
                 ELECTRICAL - 2.91%

     2,475,000   General Electric                                   85,387,500
                                                               ---------------
                 ENTERTAINMENT AND LEISURE - 2.22%

       803,006   Carnival                                           42,077,514
       900,000   Disney, Walt                                       23,076,000
                                                               ---------------
                                                                    65,153,514
                                                               ---------------
                 FINANCE - 2.74%

     1,460,540   American Express                                   80,329,700
                                                               ---------------
                 FOOD AND BEVERAGES - 3.16%

     1,700,000   PepsiCo                                            92,701,000
                                                               ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 8.19%

     1,850,000   Johnson & Johnson                                 118,326,000
     1,650,000   Medtronic                                          89,001,000
       605,200   Stryker                                            32,735,268
                                                               ---------------
                                                                   240,062,268
                                                               ---------------
                 OIL AND GAS EXTRACTION - 15.02%

     2,263,826   ConocoPhillips                                    141,692,869
       503,000   Exxon Mobil                                        29,551,250
     2,218,300   Halliburton                                       124,335,715
     1,725,400   Schlumberger                                      144,484,996
                                                               ---------------
                                                                   440,064,830
                                                               ---------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

                 PHARMACEUTICALS - 7.15%

     1,033,900   Abbott Laboratories                           $    48,210,757
       878,510   Caremark Rx*                                       39,163,976
     2,167,683   Eli Lilly                                         122,083,906
                                                               ---------------
                                                                   209,458,639
                                                               ---------------
                 RESTAURANTS - 3.19%

     3,000,000   McDonald's                                         93,510,000
                                                               ---------------
                 RETAIL - 5.65%

     1,780,600   Bed Bath & Beyond*                                 81,729,540
     1,487,473   Kohl's*                                            83,819,104
                                                               ---------------
                                                                   165,548,644
                                                               ---------------
                 TECHNOLOGY - 8.83%

     1,000,000   Maxim Integrated Products                          41,870,000
     3,383,400   Microsoft                                          86,648,874
     8,300,000   Oracle*                                           112,714,000
       250,000   Research In Motion*                                17,665,000
                                                               ---------------
                                                                   258,897,874
                                                               ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 1.58%

     1,170,000   QUALCOMM                                           46,203,300
                                                               ---------------
                 TRANSPORTATION - 1.91%

       766,000   United Parcel Service, Class B                     55,895,020
                                                               ---------------
                 TOTAL COMMON STOCKS
                   (Cost $2,449,369,806)                         2,842,439,702
                                                               ---------------

INVESTMENT COMPANY - 2.41%

    70,634,686   BlackRock Liquidity Funds TempCash
                   Portfolio                                        70,634,686
                                                               ---------------

                 TOTAL INVESTMENT COMPANY
                   (Cost $70,634,686)                               70,634,686
                                                               ---------------

TOTAL INVESTMENTS - 99.41%
  (Cost $2,520,004,492)**                                        2,913,074,388
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 0.59%                            17,148,885
                                                               ---------------
NET ASSETS - 100.00%                                           $ 2,930,223,273
                                                               ===============

----------
*     Non-income producing security.
** At July 31, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $   430,946,618
      Gross unrealized depreciation                                (37,876,722)
                                                               ---------------
      Net unrealized appreciation                              $   393,069,896
                                                               ===============

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

TAMRO LARGE CAP VALUE FUND                                         JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

COMMON STOCKS - 96.80%

                 BIOTECHNOLOGY - 1.75%

        13,360   MedImmune *                                   $       379,558
                                                               ---------------
                 CAPITAL GOODS - 3.27%

         9,797   Eastman Kodak                                         261,972
        11,370   Raytheon                                              447,182
                                                               ---------------
                                                                       709,154
                                                               ---------------
                 CHEMICALS - 1.80%

         9,171   duPont (E. I.) de Nemours                             391,418
                                                               ---------------
                 COMMERCIAL SERVICES - 2.02%

         9,890   Cintas                                                438,424
                                                               ---------------
                 COMMUNICATIONS - 10.47%

        14,375   Comcast, Class A *                                    441,744
        11,080   eBay *                                                462,922
        25,251   Time Warner                                           429,772
        16,220   Univision Communications, Class A *                   458,702
        18,522   Vodafone Group, SP ADR                                478,423
                                                               ---------------
                                                                     2,271,563
                                                               ---------------
                 CONSUMER CYCLICAL - 1.25%

         8,359   SONY, SP ADR                                          271,751
                                                               ---------------
                 CONSUMER STAPLES - 3.75%

         6,950   Avery Dennison                                        393,856
        16,854   Newell Rubbermaid                                     419,159
                                                               ---------------
                                                                       813,015
                                                               ---------------
                 FINANCE - 15.07%

             2   Berkshire Hathaway, Class A *                         167,000
           173   Berkshire Hathaway, Class B *                         481,286
         8,255   Citigroup                                             359,093
         5,890   Goldman Sachs Group                                   633,057
        11,852   JPMorgan Chase                                        416,479
        20,418   MBNA                                                  513,717
         5,377   Wachovia                                              270,893
        10,081   Washington Mutual                                     428,241
                                                               ---------------
                                                                     3,269,766
                                                               ---------------
                 FOOD AND BEVERAGES - 8.08%

        11,616   Coca-Cola                                             508,316
         9,845   Kraft Foods, Class A                                  300,765
        27,100   Kroger *                                              537,935
         7,440   PepsiCo                                               405,703
                                                               ---------------
                                                                     1,752,719
                                                               ---------------
                 HEALTH CARE SERVICES - 4.44%

         9,575   HCA                                                   471,569
         6,960   WellPoint *                                           492,350
                                                               ---------------
                                                                       963,919
                                                               ---------------
                 INSURANCE - 7.54%

         8,136   Cincinnati Financial                                  335,366
         4,989   Loews                                                 417,230
         6,330   Prudential Financial                                  423,477

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

                 INSURANCE (CONTINUED)

        24,030   UnumProvident                                 $       460,174
                                                               ---------------
                                                                     1,636,247
                                                               ---------------
                 OIL AND GAS EXTRACTION - 14.52%

         5,040   Anadarko Petroleum                                    445,284
         6,891   BP, SP ADR                                            453,979
         7,574   ChevronTexaco                                         439,368
         7,269   Exxon Mobil                                           427,054
         7,100   Royal Dutch Shell, ADR                                435,088
         5,047   Schlumberger                                          422,636
         9,340   Transocean *                                          527,056
                                                               ---------------
                                                                     3,150,465
                                                               ---------------
                 PHARMACEUTICALS - 6.10%

        17,626   Bristol-Myers Squibb                                  440,298
         6,970   Eli Lilly                                             392,550
        18,550   Pfizer                                                491,575
                                                               ---------------
                                                                     1,324,423
                                                               ---------------
                 RESTAURANTS - 2.17%

        15,149   McDonald's                                            472,194
                                                               ---------------
                 RETAIL - 7.62%

         6,480   Costco Wholesale                                      297,886
        10,050   Home Depot (The)                                      437,275
         9,180   Kohl's *                                              517,293
         8,150   Wal-Mart Stores                                       402,203
                                                               ---------------
                                                                     1,654,657
                                                               ---------------
                 TECHNOLOGY - 5.54%

         8,880   Automatic Data Processing                             394,361
         7,440   CANON, SP ADR                                         365,825
        17,260   Microsoft                                             442,028
                                                               ---------------
                                                                     1,202,214
                                                               ---------------
                 TRANSPORTATION - 1.41%

        21,530   Southwest Airlines                                    305,511
                                                               ---------------

                 TOTAL COMMON STOCKS
                   (Cost $18,204,349)                               21,006,998
                                                               ---------------

INVESTMENT COMPANY - 3.34%

       725,880   BlackRock Liquidity Funds TempCash
                   Portfolio                                           725,880
                                                               ---------------

                 TOTAL INVESTMENT COMPANY
                   (Cost $725,880)                                     725,880
                                                               ---------------

TOTAL INVESTMENTS - 100.14%
  (Cost $18,930,229)**                                              21,732,878
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (0.14)%                             (30,293)
                                                               ---------------
NET ASSETS - 100.00%                                           $    21,702,585
                                                               ===============

----------
*     Non-income producing security.
** At July 31, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $     2,974,709
      Gross unrealized depreciation                                   (172,060)
                                                               ---------------
      Net unrealized appreciation                              $     2,802,649
                                                               ===============

   ADR   American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

VALUE FUND                                                         JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------
COMMON STOCKS - 97.49%

                 BASIC MATERIALS - 7.89%

        19,900   Air Liquide, ADR                              $       708,227
        55,030   Air Products & Chemicals                            3,288,593
        21,300   Bowater                                               720,153
        57,940   Dow Chemical                                        2,778,223
        78,780   duPont (E. I.) de Nemours                           3,362,330
        93,640   International Paper                                 2,959,024
        37,360   Nalco Holding*                                        801,372
        66,400   PPG Industries                                      4,317,992
        18,980   Praxair                                               937,422
        59,200   Smurfit-Stone Container*                              718,096
       113,340   Syngenta, ADR                                       2,357,472
                                                               ---------------
                                                                    22,948,904
                                                               ---------------
                 CAPITAL GOODS - 11.14%

        26,270   Cooper Industries                                   1,696,517
        75,910   Deere                                               5,581,662
        36,780   Emerson Electric                                    2,420,124
        15,100   Grainger (W.W.)                                       941,032
        30,790   Illinois Tool Works                                 2,637,163
        84,270   Lockheed Martin                                     5,258,448
       124,150   Masco                                               4,209,926
        84,130   Northrop Grumman                                    4,665,009
        20,820   Sandvik, SP ADR                                       833,262
        20,110   Tyco International                                    612,752
        69,820   United Technologies                                 3,539,874
                                                               ---------------
                                                                    32,395,769
                                                               ---------------
                 COMMUNICATIONS - 6.10%

       300,120   Sprint                                              8,073,228
        58,650   Time Warner                                           998,223
       136,320   Verizon Communications                              4,666,234
       154,841   Vodafone Group, SP ADR                              3,999,543
                                                               ---------------
                                                                    17,737,228
                                                               ---------------
                 CONSUMER CYCLICALS - 3.46%

        49,990   Disney, Walt                                        1,281,743
        54,720   Hasbro                                              1,200,557
        56,000   Reed Elsevier, SP ADR                               2,066,400
        46,200   Tribune                                             1,686,300
       114,300   Viacom, Class B                                     3,827,907
                                                               ---------------
                                                                    10,062,907
                                                               ---------------
                 CONSUMER STAPLES - 5.47%

       134,680   Altria Group                                        9,018,173
       131,300   Archer-Daniels-Midland                              3,012,022
        60,770   Kimberly-Clark                                      3,874,695
                                                               ---------------
                                                                    15,904,890
                                                               ---------------
                 FINANCE - 20.40%

        54,160   American Express                                    2,978,800
       248,392   Bank of America                                    10,829,891
       222,000   Citigroup                                           9,657,000
        93,070   Fannie Mae                                          5,198,890
        19,790   Franklin Resources                                  1,599,428
        23,850   Freddie Mac                                         1,509,228
        72,210   Goldman Sachs Group                                 7,761,131
        20,404   JPMorgan Chase                                        716,996
        16,390   Lehman Brothers Holdings                            1,723,081

                                                                    MARKET
    SHARES                                                          VALUE
 -------------                                                 ---------------

                 FINANCE (CONTINUED)

        57,800   MBNA                                          $     1,454,248
       117,900   Mellon Financial                                    3,591,234
        35,000   Merrill Lynch                                       2,057,300
        86,160   SunTrust Banks                                      6,265,555
        17,700   UBS AG                                              1,450,692
        40,870   Wells Fargo                                         2,506,966
                                                               ---------------
                                                                    59,300,440
                                                               ---------------
                 FOOD AND BEVERAGES - 4.37%

        22,010   Diageo, SP ADR                                      1,225,297
        57,900   Heinz (H.J.)                                        2,129,562
        94,840   Kellogg                                             4,297,200
        21,240   Nestle, SP ADR                                      1,460,596
        31,750   PepsiCo                                             1,731,328
        93,800   Sara Lee                                            1,869,434
                                                               ---------------
                                                                    12,713,417
                                                               ---------------
                 INSURANCE - 7.21%

        40,380   AFLAC                                               1,821,138
       111,000   Allstate                                            6,799,860
        16,970   Chubb (The)                                         1,507,276
        35,290   Hartford Financial Services Group                   2,843,315
       162,260   MetLife                                             7,973,456
                                                               ---------------
                                                                    20,945,045
                                                               ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 2.16%

        29,760   Baxter International                                1,168,675
        79,830   Johnson & Johnson                                   5,105,927
                                                               ---------------
                                                                     6,274,602
                                                               ---------------
                 OIL AND GAS EXTRACTION - 12.55%

        58,310   BP, SP ADR                                          3,841,463
       137,000   ConocoPhillips                                      8,574,830
        32,780   Devon Energy                                        1,838,630
        39,170   EOG Resources                                       2,393,287
       102,390   Exxon Mobil                                         6,015,413
        31,500   Noble                                               2,116,170
        52,550   Total, SP ADR                                       6,568,750
        79,300   Unocal                                              5,142,605
                                                               ---------------
                                                                    36,491,148
                                                               ---------------
                 PHARMACEUTICALS - 4.51%

        69,880   Abbott Laboratories                                 3,258,505
        10,400   Eli Lilly                                             585,728
       117,950   Merck                                               3,663,527
        11,900   Novartis, ADR                                         579,649
        32,000   Pfizer                                                848,000
         8,580   Roche Holdings, SP ADR                                584,840
        78,400   Wyeth                                               3,586,800
                                                               ---------------
                                                                    13,107,049
                                                               ---------------
                 RESTAURANTS - 0.59%

        54,900   McDonald's                                          1,711,233
                                                               ---------------
                 RETAIL - 2.67%

       164,910   Gap (The)                                           3,481,250
        30,830   Lowe's                                              2,041,563
        94,830   TJX                                                 2,229,453
                                                               ---------------
                                                                     7,752,266
                                                               ---------------

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

VALUE FUND                                                         JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

                 TECHNOLOGY - 3.05%

       184,130   Accenture, Class A*                           $     4,610,615
        31,880   Analog Devices                                      1,249,696
         5,700   IBM                                                   475,722
        79,200   Oracle*                                             1,075,536
        65,690   Symantec*                                           1,443,210
                                                               ---------------
                                                                     8,854,779
                                                               ---------------
                 TRANSPORTATION - 1.29%

        57,040   Burlington Northern Santa Fe                        3,094,420
        12,570   CNF                                                   648,486
                                                               ---------------
                                                                     3,742,906
                                                               ---------------
                 UTILITIES - 4.63%

        84,910   Dominion Resources                                  6,271,453
        16,190   Entergy                                             1,261,849
        18,670   Exelon                                                999,218
        11,650   FPL Group                                             502,348
        25,330   PPL                                                 1,559,821
        20,370   Pulbic Service Enterprise Group                     1,309,791
        18,090   TXU                                                 1,567,318
                                                               ---------------
                                                                    13,471,798
                                                               ---------------
                 TOTAL COMMON STOCKS
                  (Cost $232,556,548)                              283,414,381
                                                               ---------------
INVESTMENT COMPANY - 2.09%

     6,069,754   BlackRock Liquidity Funds TempCash
                   Portfolio                                         6,069,754
                                                               ---------------

                 TOTAL INVESTMENT COMPANY
                  (Cost $6,069,754)                                  6,069,754
                                                               ---------------
TOTAL INVESTMENTS - 99.58%
  (Cost $238,626,302)                                              289,484,135
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 0.42%                             1,219,456
                                                               ---------------
NET ASSETS - 100.00%                                           $   290,703,591
                                                               ===============

----------
*        Non-income producing security.
** At July 31, 2005, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                         $    55,631,383
         Gross unrealized depreciation                              (4,773,550)
                                                               ---------------
         Net unrealized appreciation                           $    50,857,833
                                                               ===============

   ADR   American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

VEREDUS SELECT GROWTH FUND                                         JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

COMMON STOCKS - 90.65%

                 AEROSPACE/DEFENSE - 1.52%

         1,300   Precision Castparts                           $       116,974
                                                               ---------------
                 AGRICULTURE - 1.51%

         1,900   Bunge                                                 116,641
                                                               ---------------
                 BIOTECHNOLOGY - 6.44%

         3,900   Genzyme *                                             290,199
         4,600   Gilead Sciences *                                     206,126
                                                               ---------------
                                                                       496,325
                                                               ---------------
                 BUILDING - 13.56%

         2,100   Centex                                                155,358
         5,766   D.R. Horton                                           236,867
         3,000   Lennar                                                201,810
         2,800   Pulte Homes                                           262,136
         3,400   Toll Brothers *                                       188,428
                                                               ---------------
                                                                     1,044,599
                                                               ---------------
                 CAPITAL GOODS - 5.86%

         4,300   Fluor Corp                                            274,340
         3,000   Jacobs Engineering Group *                            176,640
                                                               ---------------
                                                                       450,980
                                                               ---------------
                 CONSUMER DISCRETIONARY - 7.98%

         4,600   Coach *                                               161,506
           900   Fortune Brands                                         85,095
         2,000   Nike, Class B                                         167,600
         3,400   V.F.                                                  200,736
                                                               ---------------
                                                                       614,937
                                                               ---------------
                 FINANCE - 6.79%

         1,200   Bear Stearns (The)                                    122,532
           900   Chicago Mercantile Exchange                           270,945
         3,600   Countrywide Financial                                 129,600
                                                               ---------------
                                                                       523,077
                                                               ---------------
                 HEALTH CARE SERVICES - 7.49%

         2,600   Coventry Health Care *                                183,898
         2,600   Triad Hospitals *                                     129,142
         5,050   UnitedHealth Group                                    264,115
                                                               ---------------
                                                                       577,155
                                                               ---------------
                 INSURANCE - 3.75%

         2,100   Allstate                                              128,646
         1,500   CIGNA                                                 160,125
                                                               ---------------
                                                                       288,771
                                                               ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 8.36%

         3,800   Bard (C.R.)                                           253,802
         2,300   Becton, Dickinson and Company                         127,351
         3,600   Kinetic Concepts *                                    215,892
         1,200   Varian Medical Systems *                               47,112
                                                               ---------------
                                                                       644,157
                                                               ---------------
                 PHARMACEUTICALS - 4.32%

         5,200   Johnson & Johnson                                     332,592
                                                               ---------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

                 RETAIL - 5.22%

         6,700   American Eagle Outfitters                     $       220,765
         2,000   Home Depot (The)                                       87,020
         1,600   Target                                                 94,000
                                                               ---------------
                                                                       401,785
                                                               ---------------
                 TECHNOLOGY - 14.82%

         5,600   Autodesk *                                            191,464
         8,200   Dell *                                                331,854
         7,000   NCR *                                                 242,970
        10,500   NVIDIA *                                              284,130
         4,700   Seagate Technology *                                   91,039
                                                               ---------------
                                                                     1,141,457
                                                               ---------------
                 TRANSPORTATION - 3.03%

         4,300   Burlington Northern Santa Fe                          233,275
                                                               ---------------
                 TOTAL COMMON STOCKS
                   (Cost $6,469,010)                                 6,982,725
                                                               ---------------
INVESTMENT COMPANIES - 9.96%

       383,453   BlackRock Liquidity Funds TempCash
                   Portfolio                                           383,453
       383,453   BlackRock Provident Institutional
                   TempFund Portfolio                                  383,453
                                                               ---------------
                 TOTAL INVESTMENT COMPANIES
                   (Cost $766,906)                                     766,906
                                                               ---------------
TOTAL INVESTMENTS - 100.61%
  (Cost $7,235,916)                                                  7,749,631
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (0.61)%                             (46,635)
                                                               ---------------
NET ASSETS - 100.00%                                           $     7,702,996
                                                               ===============

----------
*     Non-income producing security.
** At July 31, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $       542,367
      Gross unrealized depreciation                                    (28,652)
                                                               ---------------
      Net unrealized appreciation                              $       513,715
                                                               ===============

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

RIVER ROAD DYNAMIC EQUITY INCOME FUND                              JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
--------------                                                 ---------------

COMMON STOCKS - 88.46%
                 BASIC MATERIALS - 1.68%

         3,400   Compass Minerals International                $        86,530
                                                               ---------------
                 CAPITAL GOODS - 2.59%

         2,100   Sonoco Products                                        58,380
         1,000   3M                                                     75,000
                                                               ---------------
                                                                       133,380
                                                               ---------------
                 CHEMICALS - 1.44%

         3,950   RPM International                                      74,062
                                                               ---------------
                 COMMERCIAL SERVICES - 4.18%

         5,600   Coinmatch Service, IDS                                 75,544
         3,100   CPI                                                    54,839
         3,000   Macquarie Infrastructure Trust                         85,200
                                                               ---------------
                                                                       215,583
                                                               ---------------
                 COMMUNICATIONS - 4.17%

         2,000   Atlantic Tele-Network                                  64,000
         4,000   Citizens Communications                                52,560
         1,150   Commonwealth Telephone Enterprises                     49,220
         4,300   United Online                                          49,493
                                                               ---------------
                                                                       215,273
                                                               ---------------
                 CONSUMER CYCLICALS - 3.66%

         2,000   Centerplate, IDS                                       26,000
         2,800   Cherokee                                               99,932
         5,100   World Wrestling Entertainment                          62,679
                                                               ---------------
                                                                       188,611
                                                               ---------------
                 ENTERTAINMENT AND LEISURE - 1.33%

         2,100   Cedar Fair (b)                                         68,859
                                                               ---------------
                 FINANCE - 19.30%

         1,300   Allied Irish Banks, SP ADR                             56,303
         1,800   American Capital Strategies                            67,734
         1,900   Astoria Financial                                      53,086
         2,100   Bank of America                                        91,560
         1,400   Barclays, SP ADR                                       55,314
         4,000   Calamos Strategic Total Return Fund (a)                57,880
         3,500   Cohen & Steers Quality Income
                 Realty Fund (a)                                        76,720
         1,000   Comerica                                               61,100
         2,900   First Trust/Four Corners Senior
                 Floating Rate Income Fund II (a)                       51,533
         4,800   John Hancock Patriot Premium
                 Dividend Fund I (a)                                    44,784
         7,000   Medallion Financial                                    68,110
         2,400   Municipal Mortgage & Equity                            63,480
         1,600   National City                                          59,056
         2,800   Neuberger Berman Realty Income Fund (a)                55,076
         7,800   Putnam Managed Municipal Income
                 Trust (a)                                              60,606
         1,200   Wells Fargo                                            73,608
                                                               ---------------
                                                                       995,950
                                                               ---------------
                 FOOD AND BEVERAGES - 3.79%

         1,200   Diageo, SP ADR                                         66,804
         3,600   Industrias Bachoco, SP ADR                             70,884
         2,900   Sara Lee                                               57,797
                                                               ---------------
                                                                       195,485
                                                               ---------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

                 INSURANCE - 3.43%

         1,300   Cincinnati Financial                          $        53,586
         2,625   Gallagher (Arthur J.)                                  73,211
         1,000   Jefferson-Pilot                                        50,170
                                                               ---------------
                                                                       176,967
                                                               ---------------
                 OIL AND GAS EXTRACTION - 13.31%

         1,600   Buckeye Partners (b)                                   76,080
         1,200   Eastern American Natural Gas Trust                     35,016
         2,100   Enerplus Resources Fund                                83,811
         1,000   Kinder Morgan Energy Partners (b)                      52,410
         1,700   Magellan Midstream Partners (b)                        60,010
         1,000   Marathon Oil                                           58,360
         1,000   PetroChina, ADR                                        89,230
         4,500   Petrofund Energy Trust                                 77,625
         2,200   Sunoco Logistics Partners (b)                          88,396
         1,100   Valero (b)                                             66,088
                                                               ---------------
                                                                       687,026
                                                               ---------------
                 REAL ESTATE INVESTMENT TRUST - 16.39%

         3,600   American Financial Realty Trust                        51,840
         2,400   Commercial Net Lease Realty                            49,800
         3,000   Correctional Properties Trust                          90,420
         1,400   First Industrial Realty Trust                          57,792
         1,800   Getty Realty                                           54,054
         1,700   Health Care REIT                                       66,470
         1,800   Hospitality Properties Trust                           79,920
         4,300   Host Marriott                                          80,195
         1,600   Lasalle Hotel Properties                               55,712
         1,000   Mid-America Apartment Communities                      48,150
         2,300   National Health Investors                              70,771
         1,000   New Century Financial                                  52,380
         1,100   Sovran Self Storage                                    53,141
         1,000   Sun Communities                                        34,850
                                                               ---------------
                                                                       845,495
                                                               ---------------
                 RETAIL - 2.03%

         4,300   Limited Brands                                        104,834
                                                               ---------------
                 TRANSPORTATION - 2.05%

         1,450   Frontline                                              60,871
         2,400   Ship Finance International                             45,120
                                                               ---------------
                                                                       105,991
                                                               ---------------
                 UTILITIES - 6.82%

         1,900   Huaneng Power International, SP ADR                    55,575
         1,700   NSTAR                                                  51,561
         1,400   Pinnacle West Capital                                  64,120
         1,400   Progress Energy                                        62,454
         1,700   Southern (The)                                         59,483
         1,650   Suburban Propane Partners (b)                          58,823
                                                               ---------------
                                                                       352,016
                                                               ---------------
                 WASTE MANAGEMENT - 2.29%

        14,500   Synagro Technologies                                   75,980
         1,500   Waste Management                                       42,180
                                                               ---------------
                                                                       118,160
                                                               ---------------
                 TOTAL COMMON STOCKS
                   (Cost $4,465,508)                                 4,564,222
                                                               ---------------

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

RIVER ROAD DYNAMIC EQUITY INCOME FUND                              JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
--------------                                                 ---------------

PREFERRED STOCK - 0.95%

                 FINANCE - 0.95%
         1,700   Wachovia, Series A
                   0.045%,                                     $        48,977
                                                               ---------------

                 TOTAL PREFERRED STOCK
                   (Cost $48,932)                                       48,977
                                                               ---------------

FOREIGN COMMON STOCK - 0.63%

UNITED KINGDOM - 0.63%
         5,200   Mitchells & Butlers                                    32,536
                                                               ---------------

                 TOTAL FOREIGN COMMON STOCK
                   (Cost $31,552)                                       32,536
                                                               ---------------

INVESTMENT COMPANY - 3.47%

       179,210   BlackRock Provident Institutional
                 TempFund Portfolio                                    179,210
                                                               ---------------

                 TOTAL INVESTMENT COMPANY
                   (Cost $179,210)                                     179,210
                                                               ---------------

TOTAL INVESTMENTS - 93.51%
(Cost $4,,725,202)*                                                  4,824,945
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 6.49%                               334,720
                                                               ---------------
NET ASSETS - 100.00%                                           $     5,159,665
                                                               ===============

----------
* At July 31, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $       126,218
      Gross unrealized depreciation                                    (26,475)
                                                               ---------------
      Net unrealized appreciation                              $        99,743
                                                               ===============

(a)      Closed-End Fund
(b)      Limited Partnership

   ADR   American Depositary Receipt
   IDS   Income Deposit Security
  REIT   Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

MID CAP FUND                                                       JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
--------------                                                 ---------------

COMMON STOCKS - 97.33%

                 ADVERTISING - 2.23%

     1,156,600   Interpublic Group *                           $    14,457,500
                                                               ---------------
                 AGRICULTURE - 2.25%

       238,300   Bunge                                              14,629,237
                                                               ---------------
                 AUTOMOTIVE - 5.64%

       329,200   BorgWarner                                         19,149,564
       227,300   Magna International, Class A                       17,524,830
                                                               ---------------
                                                                    36,674,394
                                                               ---------------
                 BROADCASTING - 2.19%

       567,600   Hearst-Argyle Television                           14,229,732
                                                               ---------------
                 BUILDING & CONSTRUCTION PRODUCTS - 1.36%

       206,100   York International                                  8,806,653
                                                               ---------------
                 CHEMICALS - 5.22%

       672,400   Engelhard                                          19,291,156
       241,800   FMC *                                              14,624,064
                                                               ---------------
                                                                    33,915,220
                                                               ---------------
                 ELECTRONICS - 12.71%

       631,700   American Power Conversion                          17,757,087
       493,970   Molex                                              13,949,713
         5,000   Molex, Class A *                                      128,650
       408,500   Paxar *                                             7,949,410
     1,383,100   Symbol Technologies                                16,099,284
       537,100   Tektronix                                          13,459,726
       339,300   Zebra Technologies *                               13,232,700
                                                               ---------------
                                                                    82,576,570
                                                               ---------------
                 ENGINEERING/CONSTRUCTION - 2.91%

       676,200   Chicago Bridge & Iron                              18,899,790
                                                               ---------------
                 ENTERTAINMENT AND LEISURE - 3.11%

     1,084,700   Mattel                                             20,229,655
                                                                --------------
                 FINANCE - 1.12%

     1,488,516   Instinet Group                                      7,278,843
                                                               ---------------
                 INSURANCE - 3.15%

       496,137   Cincinnati Financial                               20,450,767
                                                               ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 6.29%

       364,600   Edwards Lifesciences *                             16,724,202
       685,600   PerkinElmer                                        14,383,888
       260,700   Varian *                                            9,768,429
                                                               ---------------
                                                                    40,876,519
                                                               ---------------
                 OIL AND GAS EXTRACTION - 5.55%

       676,773   FMC Technologies *                                 24,533,021
       374,100   Veritas DGC *                                      11,522,280
                                                               ---------------
                                                                    36,055,301
                                                               ---------------
                 OTHER - 0.52%

        25,700   Midcap SPDR Trust Series 1                          3,382,634
                                                               ---------------

                                                                   MARKET
    SHARES                                                         VALUE
--------------                                                 ---------------

                 PHARMACEUTICALS - 6.05%

       778,200   Alpharma, Class A                             $    10,925,928
     1,155,100   King Pharmaceuticals *                             12,879,365
       442,640   Shire Pharmaceuticals Group, ADR                   15,492,400
                                                               ---------------
                                                                    39,297,693
                                                               ---------------
                 PRINTING AND PUBLISHING - 15.73%

       429,800   Belo, Class A                                      10,263,624
       645,300   New York Times, Class A                            20,339,856
     1,573,600   Pearson, SP ADR                                    18,977,616
     2,057,900   Reader's Digest Association, Class A               33,420,296
       519,375   Scholastic *                                       19,201,294
                                                               ---------------
                                                                   102,202,686
                                                               ---------------
                 TECHNOLOGY - 10.34%

       372,400   Diebold                                            18,500,832
     1,339,630   Mentor Graphics *                                  12,471,955
       174,760   Progress Software *                                 5,433,289
     4,757,200   Unisys *                                           30,779,084
                                                               ---------------
                                                                    67,185,160
                                                               ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 5.93%

     1,943,570   Andrew *                                           21,359,834
       463,900   Harris                                             17,196,773
                                                               ---------------
                                                                    38,556,607
                                                               ---------------
                 TRANSPORTATION - 5.03%

       408,400   CNF                                                21,069,356
       611,100   Werner Enterprises                                 11,592,567
                                                               ---------------
                                                                    32,661,923
                                                               ---------------

                 TOTAL COMMON STOCKS
                  (Cost $563,521,942)                              632,366,884
                                                               ---------------

INVESTMENT COMPANY - 3.25%

    21,132,326   BlackRock Liquidity Funds TempCash
                   Portfolio                                        21,132,326
                                                               ---------------

                 TOTAL INVESTMENT COMPANY
                   (Cost $21,132,326)                               21,132,326
                                                               ---------------

TOTAL INVESTMENTS - 100.58%
 (Cost $584,654,268)                                               653,499,210
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (0.58)%                          (3,741,859)
                                                               ---------------
NET ASSETS - 100.00%                                           $   649,757,351
                                                               ===============

----------
*     Non-income producing security.
** At July 31, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $    95,380,181
      Gross unrealized depreciation                                (26,535,239)
                                                               ---------------
      Net unrealized appreciation                              $    68,844,942
                                                               ===============

   ADR   American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt
  SPDR   Standard & Poor's Depositary Receipts

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

TAMRO SMALL CAP FUND                                             JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARKET
   SHARES                                                          VALUE
--------------                                              ------------------

COMMON STOCKS - 98.50%

                 BIOTECHNOLOGY - 1.31%

       153,200   Human Genome Sciences*                     $        2,244,380
                                                            ------------------

                 CAPITAL GOODS - 17.50%

        78,960   Analogic                                            4,056,175
        85,060   Baldor Electric                                     2,129,902
       113,860   Cognex                                              3,799,508
       232,275   General Cable*                                      3,855,765
        95,860   Manitowoc (The)                                     4,376,009
        49,520   Martin Marietta Materials                           3,599,609
        42,080   Teleflex                                            2,791,166
        90,820   Trex*                                               2,670,108
       506,950   Viisage Technology*                                 2,742,600
                                                            ------------------
                                                                    30,020,842
                                                            ------------------

                 COMMERCIAL SERVICES - 9.32%

        90,050   Cross Country Healthcare*                           1,777,587
       108,110   Education Management*                               3,756,822
        96,670   MAXIMUS                                             3,690,861
        95,880   Valassis Communications*                            3,792,054
       107,660   Watson Wyatt & Co. Holdings                         2,973,569
                                                            ------------------
                                                                    15,990,893
                                                            ------------------

                 COMMUNICATIONS - 12.09%

       178,190   Emmis Communications, Class A*                      3,658,241
       175,210   Internet Security Systems*                          3,989,532
       178,402   NetfFix*                                            3,311,141
       267,660   Radio One*                                          3,535,789
       773,055   3Com*                                               2,813,920
       446,950   TIBCO Software*                                     3,437,045
                                                            ------------------
                                                                    20,745,668
                                                            ------------------

                 CONSUMER CYCLICALS - 8.31%

       234,960   La-Z-Boy                                            3,141,415
       741,410   Six Flags*                                          3,892,403
       267,730   Steelcase, Class A                                  3,919,567
       116,510   Vail Resorts*                                       3,310,049
                                                            ------------------
                                                                    14,263,434
                                                            ------------------

                 FINANCE - 10.88%

       162,650   FelCor Lodging Trust, REIT*                         2,529,208
       168,635   Innkeepers USA Trust, REIT                          2,591,920
       438,520   Knight Capital Group*                               3,464,308
        81,430   Post Properties, REIT                               3,249,871
       119,240   Raymond James Financial                             3,559,314
       101,420   Washington REIT                                     3,260,653
                                                            ------------------
                                                                    18,655,274
                                                            ------------------

                 FOOD AND BEVERAGES - 5.95%

       104,830   American Italian Pasta, Class A                     2,206,671
       215,030   Hain Celestial Group*                               4,264,045
       124,610   Performance Food Group*                             3,742,038
                                                            ------------------
                                                                    10,212,754
                                                            ------------------

                 OIL AND GAS EXTRACTION - 11.53%

        81,724   Helmerich & Payne                                   4,668,075
        80,880   Maverick Tube*                                      2,682,790
        91,910   Oceaneering International*                          3,942,939

                                                                  MARKET
   SHARES                                                          VALUE
--------------                                              ------------------

                 OIL AND GAS EXTRACTION (CONTINUED)

       102,290   Tidewater                                  $        4,129,447
       108,830   Whiting Petroleum*                                  4,347,758
                                                            ------------------
                                                                    19,771,009
                                                            ------------------

                 PHARMACEUTICALS - 9.09%

       141,930   Andrx*                                              2,632,802
       192,130   Impax Laboratories*                                 3,054,867
       148,230   NBTY*                                               3,587,166
       214,640   Perrigo                                             2,983,496
        58,180   Pharmaceutical Product Development*                 3,329,641
                                                            ------------------
                                                                    15,587,972
                                                            ------------------

                 RESTAURANTS - 3.84%

       109,090   California Pizza Kitchen*                           3,338,154
       181,570   O' Charley's*                                       3,251,919
                                                            ------------------
                                                                     6,590,073
                                                            ------------------

                 RETAIL - 2.26%

       200,440   Fred's                                              3,868,492
                                                            ------------------

                 TECHNOLOGY - 4.94%

       480,740   CIBER*                                              3,759,387
       106,710   ManTech International, Class A*                     3,362,432
        95,660   OmniVision Technologies*                            1,351,676
                                                            ------------------
                                                                     8,473,495
                                                            ------------------

                 TELECOMMUNICATIONS EQUIPMENT - 1.48%

       231,210   Andrew*                                             2,540,998
                                                            ------------------
                 TOTAL COMMON STOCKS
                    (Cost $141,755,875)                            168,965,284
                                                            ------------------

INVESTMENT COMPANY - 1.51%

    2,591,548    BlackRock Liquidity Funds TempCash
                 Portfolio                                           2,591,548
                                                            ------------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $2,591,548)                                2,591,548
                                                            ------------------
TOTAL INVESTMENTS - 100.01%
   (Cost $144,347,423)**                                           171,556,832
                                                            ------------------
NET OTHER ASSETS AND LIABILITIES - (0.01)%                             (21,604)
                                                            ------------------
NET ASSETS - 100.00%                                        $      171,535,228
                                                            ==================

----------
 *          Non-income producing security.
 ** At July 31, 2005, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                   $       30,635,872
            Gross unrealized depreciation                           (3,426,463)
                                                            ------------------
            Net unrealized appreciation                     $       27,209,409
                                                            ==================

 REIT       Real Estate Investment Trust

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

VEREDUS AGGRESSIVE GROWTH FUND                                     JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
--------------                                              ------------------

COMMON STOCKS - 95.38%

                 AEROSPACE/DEFENSE - 1.52%

       638,350   BE Aerospace *                             $       11,190,275
                                                            ------------------
                 BASIC MATERIALS - 0.56%

       218,250   Wheeling-Pittsburgh *                               4,144,567
                                                            ------------------
                 BIOTECHNOLOGY - 1.63%

       267,000   LifeCell *                                          5,924,730
       241,800   Momenta Pharmaceutical *                            6,064,344
                                                            ------------------
                                                                    11,989,074
                                                            ------------------
                 BUILDING - 21.27%

       517,100   Beazer Homes USA                                   33,839,024
       237,700   Builders FirstSource *                              4,754,000
       203,474   M.D.C. Holdings                                    17,380,749
       355,225   Meritage Homes *                                   33,018,164
       318,200   Ryland Group (The)                                 25,710,560
       218,550   Standard-Pacific                                   20,847,484
       382,200   Toll Brothers *                                    21,181,524
                                                            ------------------
                                                                   156,731,505
                                                            ------------------
                 CAPITAL GOODS - 8.88%

       224,800   Bucyrus International, Class A                      9,580,976
       147,900   Joy Global                                          6,074,253
       212,975   Knoll                                               3,903,831
       617,500   Shaw Group (The) *                                 11,806,600
       889,550   Steelcase, Class A                                 13,023,012
       412,375   URS *                                              15,443,444
       104,300   Washington Group International *                    5,625,942
                                                            ------------------
                                                                    65,458,058
                                                            ------------------
                 COMMERCIAL SERVICES - 3.05%

       532,750   Portfolio Recovery Associates *                    22,482,050
                                                            ------------------
                 COMPUTER SOFTWARE - 2.87%

        46,800   Emageon *                                             650,520
       163,400   Global Payments                                    10,823,616
       295,525   Trident Microsystems *                              9,645,936
                                                            ------------------
                                                                    21,120,072
                                                            ------------------
                 CONSUMER DISCRETIONARY - 1.14%

       251,800   Timberland (The), Class A *                         8,405,084
                                                            ------------------
                 ELECTRONICS - 1.71%

       148,050   Cogent *                                            4,451,864
       345,075   FARO Technologies *                                 8,171,376
                                                            ------------------
                                                                    12,623,240
                                                            ------------------
                 FINANCE - 4.40%

        72,600   Chicago Mercantile Exchange                        21,856,230
       255,075   Jefferies Group                                    10,542,250
                                                            ------------------
                                                                    32,398,480
                                                            ------------------
                 HEALTH CARE SERVICES - 7.99%

       514,275   AMERIGROUP *                                       17,819,629
       500,850   Centene *                                          14,674,905
       387,325   LifePoint Hospitals *                              18,111,317
       213,875   VCA Antech *                                        5,077,392

                                                                   MARKET
    SHARES                                                         VALUE
--------------                                              ------------------

                 HEALTH CARE SERVICES (CONTINUED)

        83,700   WellCare Health Plans *                    $        3,207,384
                                                            ------------------
                                                                    58,890,627
                                                            ------------------
                 MEDICAL PRODUCTS AND SUPPLIES - 10.15%

       436,275   ArthroCare *                                       15,954,577
       102,000   ev3 *                                               1,978,800
        79,550   Foxhollow Technologies *                            4,080,119
        81,275   Intuitive Surgical *                                5,640,485
       166,450   Kyphon *                                            6,764,528
       146,050   LCA-Vision                                          6,689,090
        91,550   NuVasive *                                          1,712,901
       224,325   ResMed *                                           15,029,775
       156,775   Techne *                                            7,692,949
       560,000   Thoratec *                                          9,251,200
                                                            ------------------
                                                                    74,794,424
                                                            ------------------
                 PHARMACEUTICALS - 5.02%

     1,016,250   First Horizon Pharmaceutical *                     21,625,800
       287,350   United Therapeutics *                              15,330,123
                                                            ------------------
                                                                    36,955,923
                                                            ------------------
                 RESTAURANTS - 1.63%

       319,100   Texas Roadhouse, Class A *                         12,004,542
                                                            ------------------
                 RETAIL - 7.83%

       255,750   Children's Place Retail Stores (The) *             11,687,775
       852,072   Coldwater Creek *                                  23,593,874
       368,375   Genesco *                                          13,729,336
     1,396,800   Wet Seal (The), Class A *                           8,660,160
                                                            ------------------
                                                                    57,671,145
                                                            ------------------
                 TECHNOLOGY - 3.23%

       602,500   aQuantive *                                        11,363,150
       106,900   Komag *                                             3,792,812
       233,075   TALX                                                8,600,468
                                                            ------------------
                                                                    23,756,430
                                                            ------------------
                 TELECOMMUNICATIONS EQUIPMENT - 5.97%

       817,100   ECI Telecom *                                       6,626,681
       291,450   F5 Networks *                                      12,293,361
       333,425   Ixia *                                              6,581,810
        59,300   NETGEAR *                                           1,228,103
       900,100   Powerwave Technologies *                           10,324,147
       662,850   Symmetricom *                                       6,933,411
                                                            ------------------
                                                                    43,987,513
                                                            ------------------
                 TRANSPORTATION - 6.53%

     1,786,100   AirTran Holdings *                                 20,432,984
       940,900   Continental Airlines, Class B *                    14,875,629
       611,200   JetBlue Airways *                                  12,835,200
                                                            ------------------
                                                                    48,143,813
                                                            ------------------
                 TOTAL COMMON STOCKS
                    (Cost $540,421,000)                            702,746,822
                                                            ------------------

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

VEREDUS AGGRESSIVE GROWTH FUND                                     JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
--------------                                              ------------------

INVESTMENT COMPANY - 1.84%

    13,598,978   BlackRock Liquidity Funds TempCash
                    Portfolio                               $       13,598,978
                                                            ------------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $13,598,978)                              13,598,978
                                                            ------------------
TOTAL INVESTMENTS - 97.22%
   (Cost $554,019,978)                                             716,345,800
                                                            ------------------
NET OTHER ASSETS AND LIABILITIES - 2.78%                            20,460,225
                                                            ------------------
NET ASSETS - 100.00%                                        $      736,806,025
                                                            ==================

-------------
*           Non-income producing security.
** At July 31, 2005, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation                   $      170,610,108
            Gross unrealized depreciation                           (8,284,286)
                                                            ------------------
            Net unrealized appreciation                     $      162,325,822
                                                            ==================

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

RIVER ROAD SMALL CAP VALUE FUND                                    JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

COMMON STOCKS - 91.78%

                 BASIC MATERIALS - 0.51%

        22,000   Northgate Minerals *                          $        26,620
                                                               ---------------
                 CAPITAL GOODS - 0.73%

         2,000   Todd Shipyards                                         38,000
                                                               ---------------
                 CHEMICALS - 0.50%

         3,800   Nevada Chemicals                                       26,182
                                                               ---------------
                 COMMERCIAL SERVICES - 15.70%

         2,600   American Physicians Services Group                     31,213
        13,700   Carlisle Holdings                                      85,488
         7,000   Carriage Services *                                    44,170
         2,000   Coinmatch Service, IDS                                 26,980
         2,800   CPI                                                    49,532
        18,000   Envoy Communications Group *                           40,140
         6,000   Geo Group (The) *                                     164,100
        24,000   Mac-Gray *                                            265,200
         2,500   NCO Group *                                            50,950
         1,800   NuCo2 *                                                46,980
         2,500   Sutron *                                               16,750
                                                               ---------------
                                                                       821,503
                                                               ---------------
                 COMMUNICATIONS - 2.91%

         2,500   Atlantic Tele-Network                                  80,000
         5,000   United Online                                          57,550
           400   Value Line                                             14,932
                                                               ---------------
                                                                       152,482
                                                               ---------------
                 CONSUMER CYCLICALS - 3.90%

         2,500   Department 56 *                                        31,450
         2,000   Marcus (The)                                           42,960
         1,000   Polo Ralph Lauren                                      49,240
         3,800   Sands Regent (The)                                     38,760
           800   Vulcan International                                   41,720
                                                               ---------------
                                                                       204,130
                                                               ---------------
                 CONSUMER STAPLES - 0.72%

         1,000   CSS Industries                                         37,740
                                                               ---------------
                 ENTERTAINMENT AND LEISURE - 5.63%

         3,600   Ambassadors International                              54,000
         2,000   Churchill Downs                                        92,680
         3,000   GTECH Holdings                                         89,880
         1,000   International Speedway, Class A                        58,140
                                                               ---------------
                                                                       294,700
                                                               ---------------
                 FINANCE - 14.36%

         1,700   Astoria Financial                                      47,498
         1,000   BankAtlantic Bancorp, Class A                          17,940
        12,000   BFC Financial, Class A *                              105,840
         4,000   California Coastal Communities *                      147,520
         1,700   Cass Information Systems                               75,514
         1,000   Flagstar Bancorp                                       18,430
           600   Gyrodyne Company of America *                          26,175
         9,300   Medallion Financial                                    90,489
        12,800   New Valley *                                           94,656
         3,600   Oppenheimer Holdings, Class A                          76,248

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

                 FINANCE (CONTINUED)

        10,000   U.S. Global Investors, Class A *              $        51,000
                                                               ---------------
                                                                       751,310
                                                               ---------------
                 FOOD AND BEVERAGES - 14.92%

        12,000   American Dairy *                                       78,600
         1,300   Arden Group, Class A                                  112,333
         2,400   Coca-Cola Bottling                                    126,264
         3,200   Foodarama Supermarkets *                              110,480
         8,000   Industrias Bachoco, SP ADR                            157,520
         1,400   J & J Snack Foods                                      82,376
         8,800   National Beverage *                                    72,600
         5,000   Zapata *                                               40,250
                                                               ---------------
                                                                       780,423
                                                               ---------------
                 HEALTH CARE SERVICES - 4.43%

         2,500   Daxor *                                                43,825
         4,100   National Healthcare                                   139,605
         3,600   Psychemedics                                           48,240
                                                               ---------------
                                                                       231,670
                                                               ---------------
                 INSURANCE - 7.04%

           200   Alleghany *                                            61,228
        12,000   Capital Title Group                                    89,760
           700   Erie Indemnity, Class A                                38,038
         2,000   Gallagher (Arthur J.)                                  55,780
         1,200   Hilb Rogal and Hobbs                                   40,668
         7,200   Life Partners Holdings                                 29,880
         1,400   Midland (The)                                          52,906
                                                               ---------------
                                                                       368,260
                                                               ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 0.48%

         3,600   De Rigo, SP ADR *                                      25,272
                                                               ---------------
                 OIL AND GAS EXTRACTION - 4.98%

         2,100   Cimarex Energy *                                       88,074
         1,000   CREDO Petroleum *                                      17,380
         3,300   Encore Acquisition *                                  104,082
        30,000   Seitel *                                               51,000
                                                               ---------------
                                                                       260,536
                                                               ---------------
                 RESTAURANTS - 3.56%

         2,000   CBRL Group                                             78,340
         2,000   Flanigan's Enterprises                                 18,200
           800   Frisch's Restaurants                                   19,840
         1,000   Jack in the Box *                                      38,050
         3,500   Nathan's Famous *                                      31,815
                                                               ---------------
                                                                       186,245
                                                               ---------------
                 RETAIL - 3.01%

         2,000   Barnes & Noble *                                       82,040
         1,800   Regis                                                  75,168
                                                               ---------------
                                                                       157,208
                                                               ---------------
                 TECHNOLOGY - 3.30%

         3,000   Audiovox, Class A *                                    54,045
         1,500   Imagistics International *                             45,180
         4,000   Manatron *                                             39,000

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

RIVER ROAD SMALL CAP VALUE FUND                                    JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

                 TECHNOLOGY (CONTINUED)

         5,000   Scitex *                                      $        34,500
                                                               ---------------
                                                                       172,725
                                                               ---------------
                 TRANSPORTATION - 0.92%

         2,300   JetBlue Airways *                                      48,300
                                                               ---------------
                 UTILITIES - 1.43%

         2,500   PICO Holdings *                                        74,825
                                                               ---------------
                 WASTE MANAGEMENT - 2.75%

        27,500   Synagro Technologies                                  144,100
                                                               ---------------

                 TOTAL COMMON STOCKS
                   (Cost $4,624,203)                                 4,802,231
                                                               ---------------

INVESTMENT COMPANIES - 10.03%

       262,298   BlackRock Liquidity Funds TempCash
                 Portfolio                                             262,298
       262,298   BlackRock Provident Institutional TempFund
                 Portfolio                                             262,298
                                                               ---------------

                 TOTAL INVESTMENT COMPANIES
                   (Cost $524,596)                                     524,596
                                                               ---------------

TOTAL INVESTMENTS - 101.81%
  (Cost $5,148,799)                                                  5,326,827
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (1.81)%                             (94,794)
                                                               ---------------
NET ASSETS - 100.00%                                           $     5,232,033
                                                               ===============

----------
*       Non-income producing security.
** At July 31, 2005, cost is identical for book and Federal income tax purposes.

        Gross unrealized appreciation                          $       212,109
        Gross unrealized depreciation                                  (34,081)
                                                               ---------------
        Net unrealized appreciation                            $       178,028
                                                               ===============

   IDS  Income Deposit Security
SP ADR  Sponsored American Depositary Receipt

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

REAL ESTATE FUND                                                   JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

COMMON STOCKS - 94.72%

                 DIVERSIFIED - 4.27%

        44,100   Vornado Realty Trust                          $     3,909,024
                                                               ---------------
                 HEALTH CARE - 2.70%

        76,500   Ventas                                              2,470,185
                                                               ---------------
                 HOTELS - 5.74%

        91,800   Host Marriott                                       1,712,070
        54,200   Orient Express Hotels                               1,736,026
        70,000   Sunstone Hotel Investors                            1,810,200
                                                               ---------------
                                                                     5,258,296
                                                               ---------------
                 INDUSTRIAL - 13.57%

        78,585   AMB Property                                        3,614,124
        35,400   CenterPoint Properties                              1,552,644
        60,000   Liberty Property Trust                              2,692,800
       100,200   ProLogis Trust                                      4,565,112
                                                               ---------------
                                                                    12,424,680
                                                               ---------------
                 NET LEASE - 0.92%

        21,400   Capital Automotive                                    840,378
                                                               ---------------
                 OFFICE PROPERTIES - 17.37%

        32,175   Alexandria Real Estate Equities                     2,588,478
        43,685   Boston Properties                                   3,326,613
        64,000   Brookfield Properties                               1,856,000
        75,600   Corporate Office Properties Trust                   2,545,452
       107,184   Equity Office Properties Trust                      3,799,673
        25,600   SL Green Realty                                     1,784,320
                                                               ---------------
                                                                    15,900,536
                                                               ---------------
                 RESIDENTIAL - 15.82%

       113,600   Archstone-Smith Trust                               4,828,000
        36,624   AvalonBay Communities                               3,206,797
        97,200   Equity Residential Properties Trust                 3,926,880
        27,400   Essex Property Trust                                2,516,964
                                                               ---------------
                                                                    14,478,641
                                                               ---------------
                 RETAIL - 29.81%

        44,200   CBL & Associates Properties                         2,027,896
        27,500   Cedar Shopping Centers                                424,050
        60,400   Developers Diversified Realty                       2,939,668
        92,400   General Growth Properties                           4,248,552
        58,850   Kimco Realty                                        3,864,091
        51,125   Mills                                               3,326,193
        28,200   Pan Pacific Retail Properties                       1,960,182
        39,100   Regency Centers                                     2,412,470
        76,300   Simon Property Group                                6,084,162
                                                               ---------------
                                                                    27,287,264
                                                               ---------------
                 STORAGE - 4.52%

        56,000   Extra Space Storage                                   903,840
        48,400   Public Storage                                      3,230,700
                                                               ---------------
                                                                     4,134,540
                                                               ---------------
                 TOTAL COMMON STOCKS
                   (Cost $57,267,611)                               86,703,544
                                                               ---------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

FOREIGN COMMON STOCK - 3.43%

                 CANADA - 3.43%

       192,000   Boardwalk Real Estate Investment Trust        $     3,137,127
                                                               ---------------
                 TOTAL FOREIGN COMMON STOCK
                   (Cost $2,098,973)                                 3,137,127
                                                               ---------------

INVESTMENT COMPANY - 1.76%

     1,617,416   BlackRock Provident Institutional TempCash
                 Portfolio                                           1,617,416
                                                               ---------------

                 TOTAL INVESTMENT COMPANY
                   (Cost $1,617,416)                                 1,617,416
                                                               ---------------

TOTAL INVESTMENTS - 99.91%
  (Cost $60,984,000)                                                91,458,087
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 0.09%                                79,882
                                                               ---------------
NET ASSETS - 100.00%                                           $    91,537,969
                                                               ===============

 -------------
* At July 31, 2005, cost is identical for book and Federal income tax purposes.

       Gross unrealized appreciation                           $    30,474,087
       Gross unrealized depreciation                                        --
                                                               ---------------
       Net unrealized appreciation                             $    30,474,087
                                                               ===============

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

VEREDUS SCITECH FUND                                               JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

COMMON STOCKS - 95.60%

                 AEROSPACE/DEFENSE - 1.07%

           600   Precision Castparts                           $        53,988
                                                               ---------------
                 BIOTECHNOLOGY - 18.14%

         4,100   Genzyme *                                             305,081
         4,400   Gilead Sciences *                                     197,164
         3,800   LifeCell *                                             84,322
         2,100   Momenta Pharmaceutical *                               52,668
         1,250   Techne *                                               61,338
         3,975   United Therapeutics *                                 212,066
                                                               ---------------
                                                                       912,639
                                                               ---------------
                 COMMUNICATIONS-INTERNET - 2.06%

         5,500   aQuantive *                                           103,730
                                                               ---------------
                 COMPUTER SOFTWARE - 6.34%

         4,500   Autodesk *                                            153,855
           450   Emageon *                                               6,255
         2,400   Global Payments                                       158,976
                                                               ---------------
                                                                       319,086
                                                               ---------------
                 COMPUTERS - 12.23%

         4,800   Dell *                                                194,256
           700   Komag *                                                24,836
         5,200   NCR *                                                 180,492
         4,100   Seagate Technology *                                   79,417
         3,700   TALX                                                  136,530
                                                               ---------------
                                                                       615,531
                                                               ---------------
                 ELECTRONICS - 3.69%

         2,000   Cogent *                                               60,140
         5,300   FARO Technologies *                                   125,504
                                                               ---------------
                                                                       185,644
                                                               ---------------
                 MEDICAL INSTRUMENTS - 10.82%

         6,050   ArthroCare *                                          221,248
           800   ev3 *                                                  15,520
           600   Foxhollow Technologies *                               30,774
         1,200   Intuitive Surgical *                                   83,280
         1,200   Kyphon *                                               48,768
           500   NuVasive *                                              9,355
         8,200   Thoratec *                                            135,464
                                                               ---------------
                                                                       544,409
                                                               ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 14.14%

         2,200   Bard (C.R.)                                           146,938
         1,900   Becton, Dickinson and Company                         105,203
         3,600   Kinetic Concepts *                                    215,892
         2,575   ResMed *                                              172,525
         1,800   Varian Medical Systems *                               70,668
                                                               ---------------
                                                                       711,226
                                                               ---------------
                 PHARMACEUTICALS - 8.68%

        10,000   First Horizon Pharmaceutical *                        212,800
         3,500   Johnson & Johnson                                     223,860
                                                               ---------------
                                                                       436,660
                                                               ---------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

                 SEMICONDUCTORS - 6.26%

         6,600   NVIDIA *                                      $       178,596
         4,175   Trident Microsystems *                                136,272
                                                               ---------------
                                                                       314,868
                                                               ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 12.17%

        11,000   ECI Telecom *                                          89,210
         4,250   F5 Networks *                                         179,265
         4,250   Ixia *                                                 83,895
           800   NETGEAR *                                              16,568
        12,900   Powerwave Technologies *                              147,963
         9,100   Symmetricom *                                          95,186
                                                               ---------------
                                                                       612,087
                                                               ---------------
                 TOTAL COMMON STOCKS
                   (Cost $4,266,490)                                 4,809,868
                                                               ---------------
INVESTMENT COMPANY - 4.00%

       201,092   BlackRock Liquidity Funds TempCash
                   Portfolio                                           201,092
                                                               ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $201,092)                                     201,092
                                                               ---------------
TOTAL INVESTMENTS - 99.60%
   (Cost $4,467,582)                                                 5,010,960
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 0.40%                                20,156
                                                               ---------------
NET ASSETS - 100.00%                                           $     5,031,116
                                                               ===============

----------
*       Non-income producing security.
** At July 31, 2005, cost is identical for book and Federal income tax purposes.

        Gross unrealized appreciation                          $       588,032
        Gross unrealized depreciation                                  (44,654)
                                                               ---------------
        Net unrealized appreciation                            $       543,378
                                                               ===============

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

BALANCED FUND                                                      JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

COMMON STOCKS - 69.28%

                 ADVERTISING - 2.04%

        46,800   Omnicom Group                                 $     3,971,916
                                                               ---------------
                 BIOTECHNOLOGY - 3.55%

        43,800   Amgen *                                             3,493,050
        76,400   Gilead Sciences *                                   3,423,484
                                                               ---------------
                                                                     6,916,534
                                                               ---------------
                 CAPITAL GOODS - 4.01%

        91,900   Dover                                               3,791,794
        47,000   Illinois Tool Works                                 4,025,550
                                                               ---------------
                                                                     7,817,344
                                                               ---------------
                 CHEMICALS - 2.07%

        81,700   Praxair                                             4,035,163
                                                               ---------------
                 COMMERCIAL SERVICES - 3.13%

        94,500   Cintas                                              4,189,185
        56,900   Ecolab                                              1,910,702
                                                               ---------------
                                                                     6,099,887
                                                               ---------------
                 CONSUMER CYCLICALS - 3.51%

        71,200   Harley-Davidson                                     3,787,128
        53,000   Johnson Controls                                    3,044,320
                                                               ---------------
                                                                     6,831,448
                                                               ---------------
                 ELECTRICAL - 1.63%

        92,300   General Electric                                    3,184,350
                                                               ---------------
                 FINANCE - 7.71%

        66,100   Fifth Third Bancorp                                 2,848,910
       167,750   MBNA                                                4,220,590
        91,800   SLM                                                 4,726,782
        64,700   State Street                                        3,218,178
                                                               ---------------
                                                                    15,014,460
                                                               ---------------
                 FOOD AND BEVERAGES - 1.83%

        99,000   Sysco                                               3,569,940
                                                               ---------------
                 HEALTH CARE SERVICES - 2.43%

        79,300   Cardinal Health                                     4,724,694
                                                               ---------------
                 INSURANCE - 3.52%

        88,500   AFLAC                                               3,991,350
        47,500   American International Group                        2,859,500
                                                               ---------------
                                                                     6,850,850
                                                               ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 3.35%

        84,800   Medtronic                                           4,574,112
        23,700   Zimmer Holdings *                                   1,951,932
                                                               ---------------
                                                                     6,526,044
                                                               ---------------
                 PHARMACEUTICALS - 1.81%

       133,000   Pfizer                                              3,524,500
                                                               ---------------
                 RETAIL - 10.07%

       119,200   Dollar General                                      2,422,144
        54,200   Home Depot (The)                                    2,358,242

                                                                   MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

                 RETAIL (CONTINUED)

        87,200   Kohl's *                                      $     4,913,720
        61,800   Starbucks *                                         3,247,590
       135,400   TJX                                                 3,183,254
        72,800   Walgreen                                            3,484,208
                                                               ---------------
                                                                    19,609,158
                                                               ---------------
                 TECHNOLOGY - 14.12%

       241,300   Cisco Systems *                                     4,620,895
       105,087   Dell *                                              4,252,871
       163,700   Intel                                               4,442,818
       142,500   Microsoft                                           3,649,425
       354,200   Oracle *                                            4,810,036
       180,200   Texas Instruments                                   5,723,152
                                                               ---------------
                                                                    27,499,197
                                                               ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 2.81%

       138,400   QUALCOMM                                            5,465,416
                                                               ---------------
                 TRANSPORTATION - 1.69%

       231,300   Southwest Airlines                                  3,282,147
                                                               ---------------

                 TOTAL COMMON STOCKS
                   (Cost $107,562,506)                             134,923,048
                                                               ---------------

  PAR VALUE
--------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.39%

                 FEDERAL HOME LOAN BANK - 0.73%

$      675,000   3.400%, 05/04/07 (a)                                  674,888
       750,000   4.430%, 04/07/08                                      747,922
                                                               ---------------
                                                                     1,422,810
                                                               ---------------
                 FEDERAL HOME LOAN MORTGAGE - 3.58%

       115,858   6.500%, 06/01/29, Gold Pool # C00785                  120,204
       347,003   6.000%, 11/01/31, Gold Pool # C01258                  354,913
       278,964   6.000%, 12/01/31, Gold Pool # C01272                  285,323
       500,000   6.250%, 07/15/32                                      606,807
     1,416,732   5.000%, 07/01/33, Gold Pool # C01585                1,398,119
       779,831   5.000%, 09/01/33, Gold Pool # A13890                  769,586
     1,221,827   5.500%, 11/01/33, Gold Pool # C01674                1,229,731
     1,413,515   6.000%, 02/01/35, Gold Pool # A34083                1,444,525
       763,928   4.868%, 05/01/35, Pool # 1B2216, ARM (b)              766,068
                                                               ---------------
                                                                     6,975,276
                                                               ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.58%

       200,000   4.250%, 05/15/09                                      199,348
       250,000   4.375%, 09/15/12                                      249,515
        72,671   7.000%, 03/01/13, Pool # 251572                        76,134
       164,954   6.000%, 08/01/13, Pool # 323250                       170,527
       300,000   4.125%, 04/15/14                                      291,431
        86,927   6.500%, 06/01/16, Pool # 582645                        90,347
       231,439   7.000%, 08/01/16, Pool # 545154                       242,367
       327,466   5.500%, 02/01/17, Pool # 631364                       334,432
       719,190   5.500%, 12/01/17, Pool # 254546                       734,204
       538,865   5.000%, 01/01/18, Pool # 681373                       540,897
       735,615   5.000%, 11/01/19, Pool # 785547                       737,891
       411,983   5.000%, 03/01/20, Pool # 255626                       413,257
       716,534   5.500%, 07/01/24, Pool # 255321                       725,441

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

BALANCED FUND                                                      JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)

$      120,506   7.000%, 08/01/28, Pool # 437140               $       127,074
       114,327   6.500%, 09/01/28, Pool # 430877                       118,719
        24,898   6.500%, 09/01/31, Pool # 253949                        25,810
       141,386   7.000%, 03/01/32, Pool # 639703                       148,825
       910,115   6.500%, 08/01/32, Pool # 545819                       943,457
       232,416   4.167%, 03/01/33, Pool # 681846, ARM (b)              232,874
       542,240   3.089%, 07/01/34, Pool # 784039, ARM (b)              538,128
       826,471   4.500%, 09/01/34, Pool # 725866                       793,180
     1,921,718   5.500%, 12/01/34, Pool # 781629                     1,932,936
       743,525   5.500%, 03/01/35, Pool # 255631                       747,840
       869,442   4.635%, 05/01/35, Pool # 821179, ARM (b)              869,957
     1,544,633   5.000%, 07/01/35, Pool # 822000                     1,522,222
                                                               ---------------
                                                                    12,806,813
                                                               ---------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.54%

       635,000   4.015%, 11/16/10, Series 2005-50,
                   Class A, CMO                                        631,810
       211,553   7.000%, 12/15/11, Pool # 781011                       221,315
       139,831   7.000%, 09/15/23, Pool # 361807                       148,452
        90,738   6.500%, 08/15/27, Pool # 780615                        95,048
       459,297   6.000%, 01/15/29, Pool # 457858                       473,132
       195,950   7.000%, 03/15/29, Pool # 505567                       207,140
       244,325   7.000%, 07/15/31, Pool # 781324                       258,185
       184,601   7.000%, 02/20/32, Pool # 003202                       194,135
       195,711   6.500%, 03/15/32, Pool # 569214                       204,658
       813,473   6.000%, 01/15/33, Pool # 781547                       837,062
       665,395   6.000%, 05/20/34, Pool # 003557                       682,700
       986,440   4.919%, 09/16/34, Series 2005-29,
                   Class AB, CMO                                       989,466
                                                               ---------------
                                                                     4,943,103
                                                               ---------------
                 U.S. TREASURY BONDS - 1.20%

       600,000   7.500%, 11/15/16                                      765,211
       250,000   6.000%, 02/15/26                                      297,774
     1,150,000   5.250%, 11/15/28                                    1,267,247
                                                               ---------------
                                                                     2,330,232
                                                               ---------------
                 U.S. TREASURY INFLATION INDEX NOTE - 0.25%

       446,840   3.500%, 01/15/11                                      486,829
                                                               ---------------
                 U.S. TREASURY NOTES - 0.51%

     1,000,000   4.250%, 11/15/14                                      997,305
                                                               ---------------

                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                   (Cost $29,736,898)                               29,962,368
                                                               ---------------
CORPORATE NOTES AND BONDS - 10.43%

                 AUTOMOBILE - 0.19%

       365,000   Lear, Series B
                    8.110%, 05/15/09                                   378,557
                                                               ---------------
                 BASIC MATERIALS - 0.83%

        90,000   Abitibi-Consolidated, Yankee Bond
                    8.550%, 08/01/10                                    94,950
       340,000   Albemarle
                    5.100%, 02/01/15                                   335,849
       140,000   Cascades, Senior Notes
                    7.250%, 02/15/13                                   140,700

                                                                   MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 BASIC MATERIALS (CONTINUED)

$      535,000   Packaging of America, Unsubordinated
                    4.375%, 08/01/08                           $       522,519
       440,000   Weyerhaeuser, Debentures
                    7.375%, 03/15/32                                   517,170
                                                               ---------------
                                                                     1,611,188
                                                               ---------------
                 CAPITAL GOODS - 0.39%

       300,000   Ball
                    7.750%, 08/01/06                                   311,250
       230,000   Norampac, Senior Notes
                    6.750%, 06/01/13                                   235,750
       200,000   Owens-Brockway Glass Container
                    7.750%, 05/15/11                                   213,000
                                                               ---------------
                                                                       760,000
                                                               ---------------
                 COMMERCIAL SERVICES - 0.19%

       370,000   Hertz, Senior Notes
                    7.625%, 06/01/12                                   361,954
                                                               ---------------
                 COMMUNICATIONS - 1.13%

       425,000   AT&T
                    6.000%, 03/15/09                                   442,051
       435,000   British Sky Broadcasting
                    6.875%, 02/23/09                                   461,818
       175,000   Nextel Communications, Senior Notes
                    6.875%, 10/31/13                                   187,907
       285,000   PanAmSat
                    6.375%, 01/15/08                                   292,125
       250,000   Sprint Capital
                    6.000%, 01/15/07                                   254,795
       525,000   Telecom Italia Capital
                    6.375%, 11/15/33                                   560,631
                                                               ---------------
                                                                     2,199,327
                                                               ---------------
                 CONSUMER CYCLICALS - 0.54%

       225,000   D.R. Horton, Senior Notes
                    6.875%, 05/01/13                                   243,721
       550,000   Hughes Supply
                    5.500%, 10/15/14 (c)                               539,654
       275,000   NVR, Senior Notes
                    5.000%, 06/15/10                                   271,426
                                                               ---------------
                                                                     1,054,801
                                                               ---------------
                 ELECTRONICS - 0.13%

       230,000   L-3 Communications
                    7.625%, 06/15/12                                   247,250
                                                               ---------------
                 ENTERTAINMENT AND LEISURE - 0.23%

       250,000   Caesars Entertainment, Senior Subordinated Notes
                    9.375%, 02/15/07                                   266,250
       165,000   MGM MIRAGE
                    9.750%, 06/01/07                                   178,819
                                                               ---------------
                                                                       445,069
                                                               ---------------
                 FINANCE - 2.32%

       375,000   American General Finance, MTN, Series G
                    5.750%, 03/15/07                                   381,547

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

BALANCED FUND                                                      JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 FINANCE (CONTINUED)

$      250,000   Beaver Valley Funding, Debentures
                    9.000%, 06/01/17                           $       291,851
       400,000   Block Financial
                    5.125%, 10/30/14                                   388,922
       600,000   Ford Motor Credit
                    5.625%, 10/01/08                                   573,857
       160,000   Fresenius Medical Capital Trust II
                    7.875%, 02/01/08                                   167,600
       200,000   Goldman Sachs Group
                    4.125%, 01/15/08                                   198,523
       460,000   Household Finance, Senior Unsubordinated Notes
                    6.400%, 06/17/08                                   482,599
       250,000   International Lease Finance
                    Senior Notes
                    5.625%, 06/01/07                                   254,537
       480,000   Morgan Stanley
                    4.750%, 04/01/14                                   467,378
       475,000   Residential Capital
                    6.375%, 06/30/10 (c)                               483,137
       225,000   SLM, MTN, Series A
                    5.625%, 04/10/07                                   229,225
       575,000   Westpac Capital Trust III, Subordinated
                    5.819%, 12/29/49 (c) (d)                           598,180
                                                               ---------------
                                                                     4,517,356
                                                               ---------------
                 FOOD AND BEVERAGES - 1.18%

       450,000   Albertson's, Debentures
                    7.450%, 08/01/29                                   511,465
       195,000   Constellation Brands, Series B
                    8.000%, 02/15/08                                   207,675
       150,000   Delhaize America
                    8.125%, 04/15/11                                   168,037
       500,000   General Mills
                    5.125%, 02/15/07                                   504,955
       525,000   Kraft Foods
                    6.250%, 06/01/12                                   567,504
       315,000   Kroger
                    6.200%, 06/15/12                                   334,229
                                                               ---------------
                                                                     2,293,865
                                                               ---------------
                 HEALTH CARE SERVICES - 0.26%

       230,000   HCA
                    6.300%, 10/01/12                                   234,909
       275,000   Omnicare, Senior Subordinated Notes
                    6.125%, 06/01/13                                   271,562
                                                               ---------------
                                                                       506,471
                                                               ---------------
                 INSURANCE - 0.38%

       735,000   Leucadia National, Senior Notes
                    7.000%, 08/15/13                                   747,862
                                                               ---------------
                 OIL AND GAS EXTRACTION - 1.25%

       465,000   Amerada Hess
                    7.875%, 10/01/29                                   580,645
       240,000   Chesapeake Energy, Senior Notes
                    7.000%, 08/15/14                                   256,500
       200,000   Halliburton
                    5.500%, 10/15/10                                   206,925

                                                                   MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 OIL AND GAS EXTRACTION (CONTINUED)

$      550,000   Pioneer Natural Resources
                    6.500%, 01/15/08                           $       569,607
       100,000   Pride International, Senior Notes
                    7.375%, 07/15/14                                   110,250
       275,000   Tesoro Petroleum
                    8.000%, 04/15/08                                   291,844
       210,000   Western Oil Sands
                    8.375%, 05/01/12                                   243,862
       150,000   Williams Companies
                    Debentures, Series A
                    7.500%, 01/15/31                                   167,625
                                                               ---------------
                                                                     2,427,258
                                                               ---------------
                 RESTAURANTS - 0.10%

       190,000   Yum! Brands, Senior Notes
                    7.650%, 05/15/08                                   204,120
                                                               ---------------
                 TECHNOLOGY - 0.16%

       305,000   Unisys, Senior Notes
                    8.125%, 06/01/06                                   313,387
                                                               ---------------
                 TRANSPORTATION - 0.27%

       134,467   Delta Air Lines Equipment Trust
                    Series 1992-A
                    8.540%, 01/02/07                                    54,459
       475,000   Ryder System
                    4.625%, 04/01/10                                   467,342
                                                               ---------------
                                                                       521,801
                                                               ---------------
                 UTILITIES - 0.88%

       315,000   CenterPoint Energy, Senior Notes, Series B
                    7.250%, 09/01/10                                   345,225
       500,000   CILCORP, Senior Notes
                    8.700%, 10/15/09                                   571,256
       153,000   Nevada Power, Second Mortgage
                    9.000%, 08/15/13                                   172,508
       315,000   NiSource Finance, Senior Notes
                    6.150%, 03/01/13                                   335,238
       300,000   Virginia Electric & Power
                    4.500%, 12/15/10                                   295,061
                                                               ---------------
                                                                     1,719,288
                                                               ---------------

                 TOTAL CORPORATE NOTES AND BONDS
                   (Cost $20,085,694)                               20,309,554
                                                               ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES - 1.95%

       665,840   Bear Stearns Asset Backed Securities
                    Series 2003-AC5, Class A2, CMO
                    5.000%, 10/25/33                                   655,325
       619,111   Chase Mortgage Finance
                    Series 2003-S2, Class A1, CMO
                    5.000%, 03/25/18 (e)                               619,765
       272,890   CS First Boston Mortgage Securities
                    Series 2002-34, Class 1A1, CMO
                    7.500%, 12/25/32                                   279,925
       745,223   JPMorgan Mortgage Trust
                    Series 2005-A2, Class 5A1, CMO, ARM
                    4.393%, 04/25/35                                   725,661

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

BALANCED FUND                                                      JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

$    1,554,507   Wells Fargo Mortgage Backed Securities Trust
                    Series 2003K, Class 1A2, CMO, ARM
                    4.496%, 11/25/33 (e) (b)                   $     1,513,701
                                                               ---------------
                 TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
                   (Cost $3,852,431)                                 3,794,377
                                                               ---------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.99%

     1,000,000   CS First Boston Mortgage Securities,
                    Series 1998-C2, Class A2
                    6.300%, 11/11/30                                 1,049,793
                 GMAC Commercial Mortgage Securities
       850,000      Series 2000-C3, Class A2
                    6.957%, 09/15/35                                   935,243
       975,000      Series 2003-C3, Class A4
                    5.023%, 04/10/40                                   984,330
       850,000   JPMorgan Commercial Mortgage Finance, CMO
                    Series 1999-C7, Class A2
                    6.507%, 10/15/35 (e)                               893,875
                                                               ---------------
                 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                   (Cost $3,902,241)                                 3,863,241
                                                               ---------------
ASSET-BACKED SECURITY - 0.31%

       620,000   WFS Financial Owner Trust Series
                    Series 2004-1, Class A4
                    2.810%, 08/22/11                                   607,334
                                                               ---------------
                 TOTAL ASSET-BACKED SECURITY
                   (Cost $606,070)                                     607,334
                                                               ---------------
FOREIGN GOVERNMENT BONDS - 0.67%

       475,000   Republic of Philippines
                    8.250%, 01/15/14                                   479,750
       725,000   United Mexican States
                    Series A, MTN
                    7.500%, 04/08/33                                   831,575
                                                               ---------------
                 TOTAL FOREIGN GOVERNMENT BONDS
                   (Cost $1,227,015)                                 1,311,325
                                                               ---------------
   SHARES
--------------

INVESTMENT COMPANY - 1.05%

     2,051,374   BlackRock Liquidity Funds TempCash Portfolio        2,051,374
                                                               ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $2,051,374)                                 2,051,374
                                                               ---------------
TOTAL INVESTMENTS - 101.07%
   (Cost $169,024,229)**                                           196,822,621
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (1.07)%                          (2,076,765)
                                                               ---------------
NET ASSETS - 100.00%                                           $   194,745,856
                                                               ===============

----------
*     Non-income producing security.
** At July 31, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $    32,019,968
      Gross unrealized depreciation                                 (4,221,576)
                                                               ---------------
      Net unrealized appreciation                              $    27,798,392
                                                               ===============

(a) Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2005.
(b) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at July 31, 2005.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2005, these securities amounted to $1,620,971 or 0.83% of net assets. These securities have been determined by the Adviser to be liquid securities.
(d) Variable rate security. Bond will pay an initial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable thereafter. The maturity date shown is the next scheduled reset date.
(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

ARM   Adjustable Rate Mortgage
CMO   Collateralized Mortgage Obligation
MTN   Medium Term Note

      PORTFOLIO COMPOSITION
      Common Stocks ........................................    69%
      Investment Company ...................................     1%
      U.S. Government Obligations ..........................     2%
      U.S. Government Agency Obligations ...................    13%
      Corporate Notes and Bonds (Moody's Ratings)
      Aaa ..................................................     4%
      A ....................................................     2%
      Baa ..................................................     4%
      Ba ...................................................     4%
      B ....................................................     1%
                                                               ---
                                                               100%
                                                               ===

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

MONTAG & CALDWELL BALANCED FUND                                    JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

COMMON STOCKS - 48.64%

                 ADVERTISING - 1.13%

        13,700   Omnicom Group                                 $     1,162,719
                                                               ---------------
                 BIOTECHNOLOGY - 4.50%

        28,900   Amgen *                                             2,304,775
        26,000   Genentech *                                         2,322,580
                                                               ---------------
                                                                     4,627,355
                                                               ---------------
                 CAPITAL GOODS - 2.41%

        10,900   Illinois Tool Works                                   933,585
        20,600   3M                                                  1,545,000
                                                               ---------------
                                                                     2,478,585
                                                               ---------------
                 COMMERCIAL SERVICES - 1.00%

        29,600   Paychex                                             1,033,336
                                                               ---------------
                 COMMUNICATIONS - 2.33%

        31,900   eBay *                                              1,332,782
        44,300   Juniper Networks *                                  1,062,757
                                                               ---------------
                                                                     2,395,539
                                                               ---------------
                 CONSUMER CYCLICAL - 0.96%

        11,800   Nike, Class B                                         988,840
                                                               ---------------
                 CONSUMER STAPLES - 5.03%

        21,150   Colgate-Palmolive                                   1,119,681
        22,600   Estee Lauder, Class A                                 884,564
        40,000   Gillette                                            2,146,800
        18,300   Procter & Gamble                                    1,018,029
                                                               ---------------
                                                                     5,169,074
                                                               ---------------
                 ELECTRICAL - 1.66%

        49,400   General Electric                                    1,704,300
                                                               ---------------
                 ENTERTAINMENT AND LEISURE - 1.22%

        13,700   Carnival                                              717,880
        20,840   Disney, Walt                                          534,338
                                                               ---------------
                                                                     1,252,218
                                                               ---------------
                 FINANCE - 1.33%

        24,800   American Express                                    1,364,000
                                                               ---------------
                 FOOD AND BEVERAGES - 1.55%

        29,170   PepsiCo                                             1,590,640
                                                               ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 4.08%

        32,020   Johnson & Johnson                                   2,047,999
        29,380   Medtronic                                           1,584,757
        10,400   Stryker                                               562,536
                                                               ---------------
                                                                     4,195,292
                                                               ---------------
                 OIL AND GAS EXTRACTION - 7.30%

        38,600   ConocoPhillips                                      2,415,974
         8,500   Exxon Mobil                                           499,375
        37,900   Halliburton                                         2,124,295
        29,400   Schlumberger                                        2,461,956
                                                               ---------------
                                                                     7,501,600
                                                               ---------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

                 PHARMACEUTICALS - 3.44%

        17,600   Abbott Laboratories                           $       820,688
        15,000   Caremark Rx *                                         668,700
        36,400   Eli Lilly                                           2,050,048
                                                               ---------------
                                                                     3,539,436
                                                               ---------------
                 RESTAURANTS - 1.55%

        51,100   McDonald's                                          1,592,787
                                                               ---------------
                 RETAIL - 2.80%

        31,000   Bed Bath & Beyond *                                 1,422,900
        25,900   Kohl's *                                            1,459,465
                                                               ---------------
                                                                     2,882,365
                                                               ---------------
                 TECHNOLOGY - 4.57%

        18,500   Maxim Integrated Products                             774,595
        58,800   Microsoft                                           1,505,868
       147,800   Oracle *                                            2,007,124
         5,900   Research In Motion *                                  416,894
                                                               ---------------
                                                                     4,704,481
                                                               ---------------
                 TELECOMMUNICATIONS EQUIPMENT - 0.81%

        21,100   QUALCOMM                                              833,239
                                                               ---------------
                 TRANSPORTATION - 0.97%

        13,700   United Parcel Service, Class B                        999,689
                                                               ---------------

                 TOTAL COMMON STOCKS
                   (Cost $43,504,942)                               50,015,495
                                                               ---------------

  PAR VALUE
--------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.42%

                 FEDERAL HOME LOAN MORTGAGE - 3.02%

$       67,052   7.500%, 03/15/07, CMO, Class J                         67,019
     1,000,000   2.750%, 03/15/08                                      965,097
       750,000   5.125%, 10/15/08                                      768,247
     1,200,000   6.625%, 09/15/09                                    1,302,333
                                                               ---------------
                                                                     3,102,696
                                                               ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.22%

     1,050,000   2.875%, 10/15/05                                    1,048,262
     1,150,000   6.000%, 05/15/11                                    1,238,878
                                                               ---------------
                                                                     2,287,140
                                                               ---------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%

           329   9.000%, 09/15/08, Pool # 27056                            345
                                                               ---------------
                 U.S. TREASURY BONDS - 3.28%

     1,100,000   8.000%, 11/15/21                                    1,536,562
       750,000   6.875%, 08/15/25                                      976,524
       700,000   6.125%, 08/15/29                                      862,751
                                                               ---------------
                                                                     3,375,837
                                                               ---------------
                 U.S. TREASURY NOTES - 4.90%

     1,050,000   6.500%, 10/15/06                                    1,081,542
       750,000   3.500%, 11/15/06                                      746,104
       750,000   3.250%, 08/15/08                                      732,833

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

MONTAG & CALDWELL BALANCED FUND                                    JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 U.S. TREASURY NOTES (CONTINUED)

$      725,000   3.125%, 04/15/09                              $       700,673
       800,000   4.250%, 08/15/13                                      801,250
     1,000,000   4.000%, 02/15/15                                      977,383
                                                               ---------------
                                                                     5,039,785
                                                               ---------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                   (Cost $13,598,340)                               13,805,803
                                                               ---------------
CORPORATE NOTES AND BONDS - 10.96%

                 COMMUNICATIONS - 1.09%

     1,000,000   BellSouth Capital Funding
                   7.750%, 02/15/10                                  1,124,899
                                                               ---------------
                 FINANCE - 5.90%

     1,000,000   American Express Credit
                   3.000%, 05/16/08                                    963,068
     1,000,000   General Electric Capital, MTN, Series A
                   5.875%, 02/15/12                                  1,061,243
     1,000,000   Goldman Sachs Group
                   5.150%, 01/15/14                                  1,007,949
     1,000,000   National Rural Utilities Cooperative
                   Finance, Collateral Trust
                   6.200%, 02/01/08                                  1,040,071
     1,000,000   Wachovia
                   4.950%, 11/01/06                                  1,005,959
     1,000,000   Wells Fargo
                   4.200%, 01/15/10                                    986,207
                                                               ---------------
                                                                     6,064,497
                                                               ---------------
                 INDUSTRIAL - 1.09%

     1,000,000   Honeywell International
                   7.500%, 03/01/10                                  1,120,841
                                                               ---------------
                 OIL AND GAS EXTRACTION - 0.99%

     1,000,000   Conoco Funding
                   5.450%, 10/15/06                                  1,013,111
                                                               ---------------
                 PHARMACEUTICALS - 0.94%

     1,000,000   Abbott Laboratories
                   4.350%, 03/15/14                                    968,844
                                                               ---------------
                 RETAIL - 0.95%

     1,000,000   Wal-Mart Stores
                   4.125%, 07/01/10                                    980,985
                                                               ---------------

                 TOTAL CORPORATE NOTES AND BONDS
                   (Cost $11,264,298)                               11,273,177
                                                               ---------------
ASSET-BACKED SECURITY - 0.74%

       750,000   PECO Energy Transition Trust
                   Series 1999-A, Class A-6
                   6.050%, 03/01/09                                    762,725
                                                               ---------------
                 TOTAL ASSET-BACKED SECURITY
                   (Cost $735,584)                                     762,725
                                                               ---------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

INVESTMENT COMPANIES - 7.04%

     4,921,863   BlackRock Liquidity Funds TempCash Portfolio  $     4,921,863
     2,313,589   BlackRock Provident Institutional TempFund
                   Portfolio                                         2,313,589
                                                               ---------------
                 TOTAL INVESTMENT COMPANIES
                   (Cost $7,235,452)                                 7,235,452
                                                               ---------------
TOTAL INVESTMENTS - 80.80%
  (Cost $76,338,616)**                                              83,092,652
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 19.20%                           19,739,549
                                                               ---------------
NET ASSETS - 100.00%                                           $   102,832,201
                                                               ===============

----------
*     Non-income producing security.
** At July 31, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $     7,858,174
      Gross unrealized depreciation                                 (1,104,138)
                                                               ---------------
      Net unrealized appreciation                              $     6,754,036
                                                               ===============

CMO   Collateralized Mortgage Obligation
MTN   Medium Term Note

      PORTFOLIO COMPOSITION
      Common Stocks.........................................        49%
      Investment Companies..................................        26%
      U.S. Government Obligations...........................         8%
      U.S. Government Agency Obligations....................         5%
      Corporate Notes and Bonds (Moody's Ratings)
      Aaa...................................................         2%
      Aa....................................................         5%
      A.....................................................         5%
                                                               -------
                                                                   100%
                                                               =======

            SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

BOND FUND                                                          JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
   PAR VALUE                                                        VALUE
--------------                                                 ---------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 53.57%

                 FEDERAL HOME LOAN BANK - 1.94%

$    2,050,000   3.260%, 05/04/07 (a)                          $     2,049,660
     2,350,000   4.430%, 04/07/08                                    2,343,488
                                                               ---------------
                                                                     4,393,148
                                                               ---------------
                 FEDERAL HOME LOAN MORTGAGE - 12.00%

       424,115   6.000%, 11/01/31, Gold Pool # C01258                  433,783
       903,760   6.000%, 12/01/31, Gold Pool # C01272                  924,362
     1,396,928   6.000%, 01/01/32, Gold Pool # C01286                1,428,773
     4,000,000   6.250%, 07/15/32                                    4,854,460
     2,618,590   6.500%, 08/01/32, Gold Pool # C01385                2,711,837
     2,057,801   6.000%, 03/01/33, Gold Pool # C77186                2,103,376
     7,870,733   5.000%, 07/01/33, Gold Pool # C01585                7,767,326
     4,429,013   6.000%, 02/01/35, Gold Pool # A34083                4,526,178
     2,396,636   4.868%, 05/01/35, Pool # 1B2216, ARM (b)            2,403,349
                                                               ---------------
                                                                    27,153,444
                                                               ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.46%

     1,000,000   3.875%, 07/15/08                                      988,817
     4,500,000   5.250%, 01/15/09                                    4,636,944
     4,100,000   4.375%, 09/15/12                                    4,092,042
     4,500,000   4.125%, 04/15/14                                    4,371,462
     2,967,805   5.500%, 04/01/17, Pool # 254259                     3,029,761
     3,595,949   5.500%, 12/01/17, Pool # 254546                     3,671,019
     1,707,850   5.000%, 01/01/18, Pool # 681373                     1,714,293
     3,005,624   5.000%, 03/01/18, Pool # 675713                     3,015,795
     4,586,041   5.000%, 03/01/20, Pool # 255626                     4,600,228
     1,737,051   5.500%, 07/01/24, Pool # 255321                     1,758,644
       182,923   6.500%, 09/01/28, Pool # 430877                       189,950
       836,585   6.500%, 09/01/31, Pool # 253949                       867,233
     2,275,289   6.500%, 08/01/32, Pool # 545819                     2,358,642
     6,853,851   5.500%, 02/01/33, Pool # 689115                     6,895,772
     2,788,991   4.167%, 03/01/33, Pool # 681846, ARM (b)            2,794,495
     3,213,274   3.089%, 07/01/34, Pool # 784039, ARM (b)            3,188,912
     6,395,456   5.000%, 02/01/35, Pool # 807899                     6,302,665
     2,753,233   4.635%, 05/01/35, Pool # 821179, ARM (b)            2,754,865
     4,883,034   5.000%, 07/01/35, Pool # 822000                     4,812,187
     4,600,000   5.500%, 07/01/35, Pool # 787577                     4,626,696
                                                               ---------------
                                                                    66,670,422
                                                               ---------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.27%

     2,325,000   4.015%, 11/16/10, Series 2005-50,
                   Class A, CMO                                      2,313,321
       586,109   7.000%, 02/20/32, Pool # 003202                       616,377
     2,033,683   6.000%, 01/15/33, Pool # 781547                     2,092,656
     1,626,522   6.000%, 05/20/34, Pool # 003557                     1,668,822
     2,959,321   4.919%, 09/16/34, Series 2005-29,
                   Class AB, CMO                                     2,968,399
                                                               ---------------
                                                                     9,659,575
                                                               ---------------
                 U.S. TREASURY BONDS - 3.06%

     2,000,000   7.500%, 11/15/16                                    2,550,704
       900,000   6.000%, 02/15/26                                    1,071,985
     3,000,000   5.250%, 11/15/28                                    3,305,862
                                                               ---------------
                                                                     6,928,551
                                                               ---------------
                 U.S. TREASURY INFLATION INDEX NOTE - 0.81%

     1,675,650   3.500%, 01/15/11                                    1,825,609
                                                               ---------------

                                                                    MARKET
   PAR VALUE                                                        VALUE
--------------                                                 ---------------

                 U.S. TREASURY NOTES - 2.03%

$    4,600,000   4.250%, 11/15/14                              $     4,587,603
                                                               ---------------
                 TOTAL U.S. GOVERNMENT AND AGENCY
                   OBLIGATIONS
                   (Cost $121,011,815)                             121,218,352
                                                               ---------------
CORPORATE NOTES AND BONDS - 30.66%

                 AUTOMOBILE - 0.87%

     1,900,000   Lear, Series B
                   8.110%, 05/15/09                                  1,970,570
                                                               ---------------
                 BASIC MATERIALS - 1.97%

       290,000   Abitibi-Consolidated, Yankee Bond
                   8.550%, 08/01/10                                    305,950
     1,000,000   Albemarle
                   5.100%, 02/01/15                                    987,791
       525,000   Cascades, Senior Notes
                   7.250%, 02/15/13                                    527,625
     1,500,000   Packaging of America, Unsubordinated
                   4.375%, 08/01/08                                  1,465,008
     1,000,000   Weyerhaeuser, Debentures
                   7.375%, 03/15/32                                  1,175,386
                                                               ---------------
                                                                     4,461,760
                                                               ---------------
                 CAPITAL GOODS - 1.29%

       945,000   Ball
                   7.750%, 08/01/06                                    980,437
     1,100,000   Norampac, Senior Notes
                   6.750%, 06/01/13                                  1,127,500
       750,000   Owens-Brockway Glass Container
                   7.750%, 05/15/11                                    798,750
                                                               ---------------
                                                                     2,906,687
                                                               ---------------
                 COMMERCIAL SERVICES - 0.58%

     1,350,000   Hertz, Senior Notes
                   7.625%, 06/01/12                                  1,320,643
                                                               ---------------
                 COMMUNICATIONS - 2.48%

     1,000,000   AT&T
                   6.000%, 03/15/09                                  1,040,120
       765,000   British Sky Broadcasting
                   6.875%, 02/23/09                                    812,163
       800,000   Nextel Communications, Senior Notes
                   6.875%, 10/31/13                                    859,000
     1,000,000   PanAmSat
                   6.375%, 01/15/08                                  1,025,000
     1,750,000   Telecom Italia Capital
                   6.375%, 11/15/33                                  1,868,771
                                                               ---------------
                                                                     5,605,054
                                                               ---------------
                 CONSUMER CYCLICALS - 1.55%

       750,000   D.R. Horton, Senior Notes
                   6.875%, 05/01/13                                    812,404
     1,730,000   Hughes Supply
                   5.500%, 10/15/14 (c)                              1,697,457
     1,000,000   NVR, Senior Notes
                   5.000%, 06/15/10                                    987,004
                                                               ---------------
                                                                     3,496,865
                                                               ---------------

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

BOND FUND                                                          JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 ELECTRONICS - 0.33%

$      700,000   L-3 Communications
                   7.625%, 06/15/12                            $       752,500
                                                               ---------------
                 ENTERTAINMENT AND LEISURE - 0.81%

     1,125,000   Caesars Entertainment, Senior Subordinated
                   Notes
                   9.375%, 02/15/07                                  1,198,125
       590,000   MGM MIRAGE
                   9.750%, 06/01/07                                    639,412
                                                               ---------------
                                                                     1,837,537
                                                               ---------------
                 FINANCE - 7.34%

       750,000   Beaver Valley Funding, Debentures
                   9.000%, 06/01/17                                    875,553
     2,150,000   Block Financial
                   5.125%, 10/30/14                                  2,090,456
     2,215,000   Ford Motor Credit
                   5.625%, 10/01/08                                  2,118,488
       775,000   Fresenius Medical Capital Trust II
                   7.875%, 02/01/08                                    811,812
     1,175,000   Household Finance, Senior Unsubordinated Notes
                   6.400%, 06/17/08                                  1,232,727
     1,725,000   International Lease Finance Senior Notes
                   5.625%, 06/01/07                                  1,756,304
     1,735,000   Morgan Stanley
                   4.750%, 04/01/14                                  1,689,376
     1,750,000   Residential Capital
                   6.375%, 06/30/10 (c)                              1,779,979
     2,000,000   SLM, MTN, Series A
                   5.625%, 04/10/07                                  2,037,556
     2,125,000   Westpac Capital Trust III, Subordinated
                   5.819%, 12/29/49 (c) (d)                          2,210,665
                                                               ---------------
                                                                    16,602,916
                                                               ---------------
                 FOOD AND BEVERAGES - 3.64%

       985,000   Albertson's, Debentures
                   7.450%, 08/01/29                                  1,119,540
       840,000   Constellation Brands, Series B
                   8.000%, 02/15/08                                    894,600
       705,000   Delhaize America
                   8.125%, 04/15/11                                    789,773
     2,000,000   General Mills
                   5.125%, 02/15/07                                  2,019,822
     2,050,000   Kraft Foods
                   6.250%, 06/01/12                                  2,215,968
     1,135,000   Kroger
                   6.200%, 06/15/12                                  1,204,284
                                                               ---------------
                                                                     8,243,987
                                                               ---------------
                 HEALTH CARE SERVICES - 0.81%

     1,060,000   HCA
                   6.300%, 10/01/12                                  1,082,623
       750,000   Omnicare, Senior Subordinated Notes
                   6.125%, 06/01/13                                    740,625
                                                               ---------------
                                                                     1,823,248
                                                               ---------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 INSURANCE - 1.46%

$    3,250,000   Leucadia National, Senior Notes
                   7.000%, 08/15/13                            $     3,306,875
                                                               ---------------
                 OIL AND GAS EXTRACTION - 2.97%

     1,500,000   Amerada Hess
                   7.875%, 10/01/29                                  1,873,047
       500,000   Chesapeake Energy, Senior Notes
                   7.000%, 08/15/14                                    534,375
     1,000,000   Pioneer Natural Resources
                   6.500%, 01/15/08                                  1,035,650
       400,000   Pride International, Senior Notes
                   7.375%, 07/15/14                                    441,000
     1,000,000   Tesoro Petroleum
                   8.000%, 04/15/08                                  1,061,250
     1,005,000   Western Oil Sands
                   8.375%, 05/01/12                                  1,167,056
       550,000   Williams Companies
                   Debentures, Series A
                   7.500%, 01/15/31                                    614,625
                                                               ---------------
                                                                     6,727,003
                                                               ---------------
                 RESTAURANTS - 0.54%

     1,135,000   Yum! Brands, Senior Notes
                   7.650%, 05/15/08                                  1,219,348
                                                               ---------------
                 TECHNOLOGY - 0.55%

     1,215,000   Unisys, Senior Notes
                   8.125%, 06/01/06                                  1,248,413
                                                               ---------------
                 TRANSPORTATION - 0.65%

     1,500,000   Ryder System
                   4.625%, 04/01/10                                  1,475,816
                                                               ---------------
                 UTILITIES - 2.82%

     1,045,000   CenterPoint Energy, Senior Notes, Series B
                   7.250%, 09/01/10                                  1,145,270
     3,000,000   CILCORP, Senior Notes
                   8.700%, 10/15/09                                  3,427,539
       649,000   Nevada Power, Second Mortgage
                   9.000%, 08/15/13                                    731,747
     1,000,000   NiSource Finance, Senior Notes
                   6.150%, 03/01/13                                  1,064,249
                                                               ---------------
                                                                     6,368,805
                                                               ---------------
                 TOTAL CORPORATE NOTES AND BONDS
                   (Cost $68,318,612)                               69,368,027
                                                               ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES - 7.33%

     2,277,172   Bear Stearns Asset Backed Securities
                   Series 2003-AC5, Class A2, CMO
                   5.000%, 10/25/33                                  2,241,212
     5,043,558   Chase Mortgage Finance
                   Series 2003-S2, Class A1, CMO
                   5.000%, 03/25/18 (e)                              5,048,880
     1,709,892   CS First Boston Mortgage Securities
                   Series 2002-34, Class 1A1, CMO
                   7.500%, 12/25/32                                  1,753,966
     2,307,788   JP Morgan Mortgage Trust
                   Series 2005-A2, Class 5A1, CMO, ARM
                   4.388%, 04/25/35 (b)                              2,247,209

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

BOND FUND                                                          JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

$    5,440,774   Wells Fargo Mortgage Backed Securities Trust
                   Series 2003K, Class 1A2, CMO, ARM
                   4.495%, 11/25/33 (e) (b)                    $     5,297,954
                                                               ---------------
                 TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
                   (Cost $16,848,715)                               16,589,221
                                                               ---------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.88%

    3,000,000    CS First Boston Mortgage Securities
                   Series 1998-C2, Class A2
                   6.300%, 11/11/30                                  3,149,379
                 GMAC Commercial Mortgage Securities
     3,125,000     Series 2000-C3, Class A2
                   6.957%, 09/15/35                                  3,438,395
     4,400,000     Series 2003-C3, Class A4
                   5.023%, 04/10/40                                  4,442,103
                                                               ---------------
                 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                   (Cost $11,284,700)                               11,029,877
                                                               ---------------
FOREIGN GOVERNMENT BONDS - 1.22%

       750,000   Republic of Philippines
                   8.250%, 01/15/14                                    757,500
     1,750,000   United Mexican States
                   Series A, MTN
                   7.500%, 04/08/33                                  2,007,250
                                                               ---------------
                 TOTAL FOREIGN GOVERNMENT BONDS
                   (Cost $2,530,108)                                 2,764,750
                                                               ---------------
ASSET-BACKED SECURITY - 0.98%

     2,265,000   WFS Financial Owner Trust Series
                   Series 2004-1, Class A4
                   2.810%, 08/22/11                                  2,218,728
                                                               ---------------
                 TOTAL ASSET-BACKED SECURITY
                   (Cost $2,214,111)                                 2,218,728
                                                               ---------------

    SHARES
--------------

INVESTMENT COMPANY - 2.49%

     5,629,382   BlackRock Liquidity Funds TempCash Portfolio        5,629,382
                                                               ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $5,629,382)                                 5,629,382
                                                               ---------------
TOTAL INVESTMENTS - 101.13%
  (Cost $227,837,443)                                              228,818,337
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (1.13)%                          (2,550,603)
                                                               ---------------
NET ASSETS - 100.00%                                           $   226,267,734
                                                               ===============

----------
* At July 31, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $     2,923,824
      Gross unrealized depreciation                                 (1,942,930)
                                                               ---------------
      Net unrealized appreciation                              $       980,894
                                                               ===============

(a) Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2005.
(b) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at July 31, 2005.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2005, these securities amounted to $5,688,101 or 2.51% of net assets. These securities have been determined by the Adviser to be liquid securities.
(d) Variable rate security. Bond will pay an initial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable there after.
(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

ARM   Adjustable Rate Mortgage
CMO   Collateralized Mortgage Obligation
MTN   Medium Term Note

      PORTFOLIO COMPOSITION
      Investment Company ......................................           2%
      U.S. Government Obligations .............................           6%
      U.S. Government Agency Obligations ......................          47%
      Corporate Notes and Bonds (Moody's Ratings)
      Aaa .....................................................          13%
      A .......................................................           6%
      Baa .....................................................          12%
      Ba ......................................................          13%
      B .......................................................           1%
                                                                        ---
                                                                        100%
                                                                        ===

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

INVESTMENT GRADE BOND FUND                                         JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
--------------                                                 ---------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 49.48%

                 FEDERAL HOME LOAN BANK - 3.89%

$      300,000   3.270%, 06/13/06 (a)                          $       299,938
       350,000   3.400%, 05/04/07 (a)                                  349,942
       400,000   4.430%, 04/07/08                                      398,892
       100,000   6.500%, 08/14/09                                      107,729
       350,000   4.500%, 01/15/15                                      348,954
                                                               ---------------
                                                                     1,505,455
                                                               ---------------
                 FEDERAL HOME LOAN MORTGAGE - 9.58%

       225,000   2.750%, 03/15/08                                      217,147
       101,181   5.500%, 08/01/17, Gold Pool # E90954                  103,264
       769,983   5.000%, 09/01/18, Gold Pool # E99582                  772,971
       192,015   6.500%, 08/01/32, Gold Pool # C01385                  198,853
       724,707   5.000%, 11/01/33, Gold Pool # A15349                  715,185
       887,263   5.500%, 11/01/33, Gold Pool # A15901                  893,003
       434,464   5.500%, 05/01/34, Gold Pool # C01840                  437,129
       362,802   6.000%, 02/01/35, Gold Pool # A34083                  370,761
                                                               ---------------
                                                                     3,708,313
                                                               ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.62%

       475,000   3.875%, 07/15/08                                      469,688
       580,000   4.125%, 05/15/10                                      574,028
       150,000   4.375%, 03/15/13                                      148,878
       165,963   6.000%, 10/01/16, Pool # 611322                       171,553
       117,766   5.500%, 01/01/17, Pool # 623107                       120,271
       296,781   5.500%, 04/01/17, Pool # 254259                       302,976
       236,373   6.000%, 06/01/17, Pool # 254342                       244,338
       533,027   5.500%, 11/01/17, Pool # 659589                       544,155
       761,505   5.000%, 05/01/19, Pool # 255274                       763,861
       420,974   5.000%, 09/01/19, Pool # 788070                       422,399
       390,837   5.500%, 07/01/24, Pool # 255321                       395,695
       142,485   6.500%, 03/01/32, Pool # 254239                       147,598
       111,848   7.000%, 04/01/32, Pool # 545556                       117,772
       183,072   6.500%, 10/01/32, Pool # 254479                       189,640
       443,030   4.743%, 02/01/33, Pool # 682778, ARM (b)              442,731
       464,832   4.167%, 03/01/33, Pool # 681846, ARM (b)              465,749
       664,293   3.712%, 05/01/33, Pool # 703979, ARM (b)              657,726
       818,410   5.000%, 10/01/33, Pool # 749179                       807,961
       780,572   3.057%, 07/01/34, Pool # 786027, ARM (b)              770,552
       457,701   6.000%, 11/01/34, Pool # 735060                       467,889
       368,280   4.732%, 01/01/35, Pool # 819685, ARM (b)              368,858
       551,407   4.635%, 05/01/35, Pool # 821179, ARM (b)              551,734
                                                               ---------------
                                                                     9,146,052
                                                               ---------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.45%

       400,000   4.015%, 11/16/10, Series 2005-50,
                   Class  A,  CMO                                      397,991
       463,823   3.130%, 04/16/16, Series 2003-16,
                   Class  A,  CMO                                      451,747
       427,186   3.360%, 08/16/22, Series 2004-9,
                   Class  A,  CMO                                      412,828
       131,192   6.500%, 05/15/32, Pool # 584389                       137,190
       350,000   4.430%, 04/16/34, Series 2004-20,
                   Class  C,  CMO                                      341,400
       369,915   4.919%, 09/16/34, Series 2005-29,
                   Class AB, CMO                                       371,050
                                                               ---------------
                                                                     2,112,206
                                                               ---------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
--------------                                                 ---------------

                 U.S. TREASURY INFLATION INDEX NOTE - 0.63%

$      223,420   3.500%, 01/15/11                              $       243,415
                                                               ---------------
                 U.S. TREASURY NOTES - 6.31%

       575,000   6.125%, 08/15/07                                      598,809
       400,000   3.500%, 08/15/09                                      390,625
       450,000   3.875%, 05/15/10                                      444,639
       420,000   4.250%, 11/15/14                                      418,868
       400,000   4.000%, 02/15/15                                      390,953
       200,000   4.125%, 05/15/15                                      197,532
                                                               ---------------
                                                                     2,441,426
                                                               ---------------
                 TOTAL U.S. GOVERNMENT AND AGENCY
                   OBLIGATIONS
                   (Cost $19,271,767)                               19,156,867
                                                               ---------------

CORPORATE NOTES AND BONDS - 33.86%

                 BASIC MATERIALS - 0.72%

       275,000   Weyerhaeuser
                   6.000%, 08/01/06                                    279,067
                                                               ---------------
                 COMMUNICATIONS - 2.10%

       385,000   British Sky Broadcasting
                   6.875%, 02/23/09                                    408,736
       125,000   News America
                   5.300%, 12/15/14                                    126,101
       275,000   Telecom Italia Capital
                   5.250%, 11/15/13                                    277,016
                                                               ---------------
                                                                       811,853
                                                               ---------------
                 CONSUMER CYCLICAL - 0.97%

       380,000   Newell Rubbermaid
                   4.625%, 12/15/09                                    375,109
                                                               ---------------
                 ELECTRONICS - 1.23%

       485,000   Thermo Electron, Convertible
                   3.250%, 11/01/07                                    476,513
                                                               ---------------
                 FINANCE - 12.75%

       500,000   AmSouth Bank, Subordinated Notes
                   4.850%, 04/01/13                                    499,067
       350,000   CIT Group, Senior Notes
                   4.250%, 02/01/10                                    343,040
       275,000   Countrywide Home Loan,  Series L, MTN
                   4.000%, 03/22/11                                    262,007
       225,000   Credit Suisse First Boston USA
                   5.750%, 04/15/07                                    230,000
       400,000   EOP Operating
                   5.875%, 01/15/13                                    417,700
       460,000   General Electric Capital, Series A, MTN
                   5.000%, 06/15/07                                    465,710
       250,000   Household Finance
                   4.625%, 01/15/08                                    250,625
       500,000   JP Morgan Chase, Senior Notes
                   5.350%, 03/01/07                                    507,753
       410,000   Marshall & Ilsley Bank
                   5.250%, 09/04/12                                    421,402
       400,000   Merrill Lynch, MTN
                   3.514%, 06/16/08 (a)                                400,073
       290,000   Morgan Stanley
                   4.750%, 04/01/14                                    282,374

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

INVESTMENT GRADE BOND FUND                                         JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
--------------                                                 ---------------

                 FINANCE (CONTINUED)

$      240,000   SLM, MTN, Series A
                   5.625%, 04/10/07                            $       244,507
       250,000   State Auto Financial, Senior Notes
                   6.250%, 11/15/13                                    252,139
       350,000   Textron Financial
                   5.875%, 06/01/07                                    358,554
                                                               ---------------
                                                                     4,934,951
                                                               ---------------
                 FOOD AND BEVERAGES - 4.16%

       500,000   Conagra Foods
                   6.000%, 09/15/06                                    506,277
       193,000   General Mills
                   6.000%, 02/15/12                                    206,232
       450,000   Kraft Foods
                   6.250%, 06/01/12                                    486,432
       400,000   Kroger
                   5.500%, 02/01/13                                    409,198
                                                               ---------------
                                                                     1,608,139
                                                               ---------------
                 INSURANCE - 1.27%

       285,000   Berkshire Hathaway
                   4.625%, 10/15/13                                    279,418
       200,000   Chubb
                   6.000%, 11/15/11                                    212,600
                                                               ---------------
                                                                       492,018
                                                               ---------------
                 MEDICAL PRODUCTS AND SUPPLIES - 0.78%

       300,000   Guidant
                   6.150%, 02/15/06                                    303,166
                                                               ---------------
                 OIL AND GAS EXTRACTION - 3.63%

       350,000   Consolidated Natural Gas, Senior Notes,
                   Series C
                   6.250%, 11/01/11                                    375,726
       200,000   Halliburton
                   5.500%, 10/15/10                                    206,924
       275,000   Marathon Oil
                   5.375%, 06/01/07                                    279,073
       550,000   Occidental Petroleum
                   4.000%, 11/30/07                                    544,222
                                                               ---------------
                                                                     1,405,945
                                                               ---------------
                 PHARMACEUTICALS - 1.05%

       200,000   Merck
                   4.375%, 02/15/13                                    195,062
       205,000   Wyeth
                   5.500%, 03/15/13                                    212,461
                                                               ---------------
                                                                       407,523
                                                               ---------------
                 TECHNOLOGY - 0.50%

       200,000   First Data
                   3.375%, 08/01/08                                    193,907
                                                               ---------------
                 TRANSPORTATION - 1.64%

       215,000   Ryder System, Senior Notes, MTN
                   6.460%, 10/18/06                                    220,670
       425,000   Union Pacific
                   3.875%, 02/15/09                                    413,754
                                                               ---------------
                                                                       634,424
                                                               ---------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
--------------                                                 ---------------

                 UTILITIES - 3.06%

$      275,000   CILCORP, Senior Notes
                   8.700%, 10/15/09                            $       314,191
       535,000   MidAmerican Energy, MTN
                   5.125%, 01/15/13                                    542,124
       340,000   Pacific Gas & Electric, First Mortgage
                   3.600%, 03/01/09                                    328,663
                                                               ---------------
                                                                     1,184,978
                                                               ---------------
                 TOTAL CORPORATE NOTES AND BONDS
                  (Cost $13,281,836)                                13,107,593
                                                               ---------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.88%

       268,672   General Electric Capital
                   Commercial Mortgage
                   Series 2001-1, Class A1
                   6.079%, 05/15/33                                    277,512
     1,000,000   LB Commercial Conduit Mortgage Trust
                   Series 1999-C1, Class A2
                   6.780%, 06/15/31                                  1,066,765
       445,000   LB Commercial Mortgage Trust
                   Series 2004-C4, Class A3
                   4.986%, 06/15/29                                    454,831
       71,878    Master Asset Securitization Trust
                   Series 2002-8, Class 1A2, CMO
                   5.235%, 12/25/17 (c)                                71,852
       248,768   Washington Mutual
                   Series 2002-S8, Class 2A7, CMO
                   5.250%, 01/25/18 (c)                                250,479
       554,838   Wells Fargo Mortgage Backed
                   Securities Trust
                   Series 2003L, Class 1A2, CMO, ARM
                   4.573%, 11/25/33 (b)                                540,273
                                                               ---------------
                 TOTAL COMMERCIAL MORTGAGE-BACKED
                   Securities
                   (Cost $2,727,005)                                 2,661,712
                                                               ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES - 3.44%

       492,722   Bear Stearns Asset Backed
                   Securities
                   Series 2003-AC5, Class A2, CMO
                   5.000%, 10/25/33                                    484,940
       505,608   Chase Mortgage Finance
                   Series 2003-S2, Class A1, CMO
                   5.000%, 03/25/18 (c)                                506,141
       349,764   Wells Fargo Mortgage Backed
                   Securities Trust
                   Series 2003K, Class 1A2, CMO, ARM
                   4.496%, 11/25/33 (b) (c)                            340,583
                                                               ---------------
                 TOTAL NON-AGENCY MORTGAGE-BACKED
                   SECURITIES
                   (Cost $1,353,074)                                 1,331,664
                                                               ---------------
ASSET-BACKED SECURITIES - 2.54%

       600,000   Capital One Master Trust
                   Series 2001-5, Class A
                   5.300%, 06/15/09                                    606,632
       385,000   WFS Financial Owner Trust Series
                   Series 2004-1, Class A4
                   2.810%, 08/22/11                                    377,135
                                                               ---------------
                 TOTAL ASSET-BACKED SECURITIES
                   (Cost $1,019,991)                                   983,767
                                                               ---------------

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

INVESTMENT GRADE BOND FUND                                         JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
--------------                                                 ---------------

MUNICIPAL SECURITY - 1.31%

                 ILLINOIS - 1.31%
$      535,000   Illinois State, GO
                   4.350%, 06/01/18                            $       505,816
                                                               ---------------
                 TOTAL MUNICIPAL SECURITY
                   (Cost $534,791)                                     505,816
                                                               ---------------
FOREIGN GOVERNMENT BOND - 1.20%

       475,000   Ontario Province
                   2.650%, 12/15/06                                    465,677
                                                               ---------------
                 TOTAL FOREIGN GOVERNMENT BOND
                   (Cost $476,035)                                     465,677
                                                               ---------------

    SHARES
--------------

INVESTMENT COMPANY - 0.73%

       283,446   BlackRock Liquidity Funds TempCash Portfolio          283,446
                                                               ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $283,446)                                     283,446
                                                               ---------------
TOTAL INVESTMENTS - 99.44%
  (Cost $38,947,945)*                                               38,496,542
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 0.56%                               216,665
                                                               ---------------
NET ASSETS - 100.00%                                           $    38,713,207
                                                               ===============
----------
* At July 31, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $        64,967
      Gross unrealized depreciation                                   (516,370)
                                                               ---------------
      Net unrealized depreciation                              $      (451,403)
                                                               ===============

(a) Floating rate note. The interest rate shown reflects the rate in effect at July 31, 2005.
(b) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at July 31, 2005.
(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

ARM   Adjustable Rate Mortgage
CMO   Collateralized Mortgage Obligation
GO    General Obligation
MTN   Medium Term Note

      PORTFOLIO COMPOSITION
      Investment Company ...........................     1%
      U.S. Government Obligations ..................     7%
      U.S. Government Agency
      Obligations ..................................    43%
      Municipal Security ...........................     1%
      Corporate Notes and Bonds (Moody's Ratings)
      Aaa ..........................................    15%
      Aa ...........................................     5%
      A ............................................    13%
      Baa ..........................................    15%
                                                       ---
                                                       100%
                                                       ===

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

HIGH YIELD BOND FUND                                               JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

CORPORATE NOTES AND BONDS - 95.33%

                 BASIC INDUSTRIES -17.18%

                 Abitibi-Consolidated, Yankee Bond
$      125,000     8.550%, 08/01/10                            $       131,875
        75,000     Senior Notes
                   8.375%, 04/01/15                                     78,375
                 Ainsworth Lumber, Senior Notes
        50,000     7.250%, 10/01/12                                     48,125
        75,000     6.750%, 03/15/14                                     69,187
        75,000   Appleton Papers, Senior Notes
                   8.125%, 06/15/11                                     71,625
       275,000   Arch Western Finance, Senior Notes
                   6.750%, 07/01/13                                    283,937
       175,000   Cascades, Senior Notes
                   7.250%, 02/15/13                                    175,875
       250,000   Century Aluminum
                   7.500%, 08/15/14                                    257,500
       375,000   Equistar Chemical Funding
                   10.125%, 09/01/08                                   414,375
       250,000   Ethyl, Senior Notes
                   8.875%, 05/01/10                                    261,250
       100,000   Foundation PA Coal, Senior Notes
                   7.250%, 08/01/14                                    106,250
                 Huntsman International
        91,000     10.125%, 07/01/09                                    94,413
       150,000     Senior Subordinated Notes
                   7.375%, 01/01/15 (a)                                153,000
       225,000   IPSCO, Senior Notes
                   8.750%, 06/01/13                                    252,563
       150,000   KI Holdings, Senior Discount Notes
                   9.601%, 11/15/14 (b)                                 95,250
       275,000   Koppers, Senior Secured Notes
                   9.875%, 10/15/13                                    301,125
       100,000   Methanex, Senior Notes
                   8.750%, 08/15/12                                    114,125
       100,000   Nalco, Senior Notes
                   7.750%, 11/15/11                                    106,875
       125,000   Neenah Paper, Senior Notes
                   7.375%, 11/15/14 (a)                                123,125
        50,000   Norampac, Senior Notes
                   6.750%, 06/01/13                                     51,250
       125,000   NOVA Chemicals
                   Senior Notes
                   6.500%, 01/15/12                                    124,844
       150,000   Novelis, Senior Notes
                   Senior Notes
                   7.250%, 02/15/15 (a)                                154,125
       250,000   Stone Container, Senior Notes
                   8.375%, 07/01/12                                    255,625
                                                               ---------------
                                                                     3,724,694
                                                               ---------------
                 CAPITAL GOODS - 7.92%

       300,000   Building Materials, Senior Notes, Series B
                   8.000%, 10/15/07                                    300,750
       200,000   Crown European Holdings
                   9.500%, 03/01/11                                    221,000
                 Goodman Global Holdings
        25,000     Senior Notes
                   6.410%, 06/15/12 (a) (c)                             25,250
       175,000     Senior Subordinated Notes
                   7.875%, 12/15/12 (a)                                168,875

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 CAPITAL GOODS (CONTINUED)

$      175,000   Greif
                   8.875%, 08/01/12                            $       190,750
                 L-3 Communications
       150,000     7.625%, 06/15/12                                    161,250
        25,000     Senior Subordinated Notes
                   6.375%, 10/15/15 (a)                                 25,437
       100,000   Noble Group, Senior Notes
                   6.625%, 03/17/15 (a)                                 92,622
       250,000   Owens-Brockway Glass Container
                   8.750%, 11/15/12                                    274,063
       100,000   Trinity Industries, Senior Notes
                   6.500%, 03/15/14                                    100,250
       150,000   Westinghouse Air Brake, Senior Notes
                   6.875%, 07/31/13                                    156,750
                                                               ---------------
                                                                     1,716,997
                                                               ---------------
                 CONSUMER CYCLICALS - 2.41%

        50,000   Ahold Lease USA
                   Series A-2
                   8.620%, 01/02/25                                     55,531
       125,000   Couche-Tard US Finance, Senior
                   Subordinated Notes
                   7.500%, 12/15/13                                    133,125
       100,000   Quiksilver
                   Senior Notes
                   6.875%, 04/15/15 (a)                                101,250
       200,000   TRW Automotive, Senior Subordinated Notes
                   11.000%, 02/15/13                                   233,000
                                                               ---------------
                                                                       522,906
                                                               ---------------
                 CONSUMER NON-CYCLICALS - 3.05%

                 Constellation Brands, Series B
        50,000     8.000%, 02/15/08                                     53,250
       150,000     8.125%, 01/15/12                                    161,250
       100,000   Dean Foods
                   Senior Notes
                   6.900%, 10/15/17                                    106,000
       200,000   Roundy's, Series B
                   8.875%, 06/15/12                                    213,000
       125,000   Stater Brothers Holdings, Senior Notes
                   8.125%, 06/15/12                                    126,875
                                                               ---------------
                                                                       660,375
                                                               ---------------
                 ENERGY - 12.36%

       200,000   ANR Pipeline
                   9.625%, 11/01/21                                    255,452
       150,000   Bluewater Finance
                   10.250%, 02/15/12                                   162,750
                 Chesapeake Energy, Senior Notes
       150,000     7.500%, 09/15/13                                    162,937
       150,000     7.500%, 06/15/14                                    163,125
        75,000   El Paso, Senior Notes, MTN
                   7.800%, 08/01/31                                     76,125
       150,000   MarkWest Energy Partners/MarkWest Energy
                   Finance, Senior Notes
                   6.875%, 11/01/14 (a)                                152,250
       100,000   Ocean Rig Norway
                   Senior Notes
                   8.375%, 07/01/13 (a)                                105,000

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

HIGH YIELD BOND FUND                                               JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 ENERGY (CONTINUED)

$      225,000   Petroleum Geo-Services, Yankee
                   10.000%, 11/05/10                           $       255,375
       150,000   Premcor Refining Group, Senior Notes
                   6.750%, 02/01/11                                    161,625
       100,000   Pride International, Senior Notes
                   7.375%, 07/15/14                                    110,250
       150,000   Southern Natural Gas
                   8.875%, 03/15/10                                    164,428
       250,000   Southern Star Central
                   8.500%, 08/01/10                                    272,500
       150,000   Tesoro Petroleum
                   8.000%, 04/15/08                                    159,188
        50,000   Vintage Petroleum, Senior Subordinated Notes
                   7.875%, 05/15/11                                     52,875
       125,000   Western Oil Sands
                   8.375%, 05/01/12                                    145,156
       250,000   Williams Companies
                   Debentures, Series A
                   7.500%, 01/15/31                                    279,375
                                                               ---------------
                                                                     2,678,411
                                                               ---------------
                 MEDIA - 7.94%

       100,000   Cablevision Systems, Senior Notes
                   7.890%, 04/01/09 (c)                                103,625
        75,000   Charter Communications Holdings
                   & Charter Communication
                   Holdings Capital, Senior Notes
                   10.750%, 10/01/09                                    61,875
       150,000   Charter Communications Holdings II
                   Senior Notes
                   10.250%, 09/15/10                                   155,625
       200,000   CSC Holdings, Senior Notes
                   7.250%, 07/15/08                                    203,500
       130,000   Dex Media East/Dex Media East Finance
                   12.125%, 11/15/12                                   155,675
       150,000   EchoStar DBS, Senior Notes
                   5.750%, 10/01/08                                    149,625
                 Houghton Mifflin
        50,000     Senior Discount Notes
                   10.616%, 10/15/13 (b)                                39,500
       175,000     Senior Subordinated Notes
                   9.875%, 02/01/13                                    191,625
       125,000   LIN Television
                   Senior Subordinated Notes
                   6.500%, 05/15/13                                    121,250
       150,000   NTL Cable, Senior Notes
                   8.750%, 04/15/14                                    159,750
                 RH Donnelly Finance
       100,000     10.875%, 12/15/12 (a)                               116,500
        25,000     10.875%, 12/15/12                                    29,125
       225,000   Sinclair Broadcast Group
                   8.000%, 03/15/12                                    233,437
                                                               ---------------
                                                                     1,721,112
                                                               ---------------
                 REAL ESTATE - 2.10%

                 American Real Estate Partners, Senior Notes
       200,000     8.125%, 06/01/12                                    212,000
        75,000     7.125%, 02/15/13 (a)                                 76,500
       150,000   CBRE Escrow, Senior Notes
                   9.750%, 05/15/10                                    167,625
                                                               ---------------
                                                                       456,125
                                                               ---------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 SERVICES CYCLICALS - 13.02%

$       50,000   Ashtead Holdings
                   8.625%, 08/01/15 (a)                        $        52,000
       200,000   CHC Helicopter, Senior Subordinated Notes
                   7.375%, 05/01/14                                    203,250
                 Continental Airlines
       325,000     8.000%, 12/15/05                                    327,031
        75,000     Convertible
                   4.500%, 02/01/07                                     66,469
       150,000   D.R. Horton, Senior Notes
                   6.875%, 05/01/13                                    162,481
        75,000   FTI Consulting
                   7.625%, 06/15/13 (a)                                 76,594
        80,000   Iron Mountain
                   8.625%, 04/01/13                                     84,400
       200,000   K. Hovnanian Enterprises
                   7.750%, 05/15/13                                    213,000
       100,000   KB HOME
                   Senior Notes
                   6.250%, 06/15/15                                    102,826
       125,000   Mandalay Resort Group
                   Senior Subordinated Notes
                   9.375%, 02/15/10                                    140,000
                 MGM MIRAGE
       150,000     9.750%, 06/01/07                                    162,562
        50,000     7.250%, 08/01/17                                     51,750
        50,000     Senior Notes
                   6.625%, 07/15/15  (a)                                50,875
       200,000   Petroleum Helicopters, Series B
                   9.375%, 05/01/09                                    211,250
       225,000   Resorts International Hotel and Casino
                   11.500%, 03/15/09                                   255,094
       200,000   River Rock Entertainment, Senior Notes
                   9.750%, 11/01/11                                    221,500
       100,000   SAC Holdings, Senior Notes
                   8.500%, 03/15/14                                     97,750
        50,000   Trump Entertainment
                   8.500%, 06/01/15                                     51,000
       175,000   United Rentals, North America
                   6.500%, 02/15/12                                    171,062
       125,000   Wynn Las Vegas
                   1st Mortgage
                   6.625%, 12/01/14                                    122,344
                                                               ---------------
                                                                     2,823,238
                                                               ---------------
                 SERVICES NON-CYCLICALS - 9.35%

       150,000   Bio-Rad Laboratories, Senior Subordinated
                   Notes
                   7.500%, 08/15/13                                    162,375
                 Coventry Health Care, Senior Notes
       200,000     8.125%, 02/15/12                                    215,000
       100,000     6.125%, 01/15/15                                    102,500
       300,000   Fresenius Medical Capital Trust II
                   7.875%, 02/01/08                                    314,250
       225,000   HCA
                   8.750%, 09/01/10                                    253,621
       175,000   Mylan Laboratories
                   Senior Notes
                   6.375%, 08/15/15 (a)                                176,312

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

HIGH YIELD BOND FUND                                               JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 SERVICES NON-CYCLICALS (CONTINUED)

$      100,000   National Nephrology Associates
                   Senior Subordinated Notes
                   9.000%, 11/01/11 (a)                        $       112,250
       250,000   NeighborCare, Senior Subordinated Notes
                   6.875%, 11/15/13                                    273,750
       132,000   Pacificare Health Systems
                   10.750%, 06/01/09                                   145,365
       100,000   Pharma Services Intermediate Holding
                   Senior Discount Notes
                   11.500%, 04/01/14 (b)                                75,500
       175,000   Quintiles Transnational, Senior Subordinated
                   Notes
                   10.000%, 10/01/13                                   196,000
                                                               ---------------
                                                                     2,026,923
                                                               ---------------
                 TECHNOLOGY AND ELECTRONICS - 3.63%

                 Freescale Semiconductor, Senior Notes
       100,000     6.349%, 07/15/09 (c)                                104,000
       100,000     7.125%, 07/15/14                                    107,000
       150,000   Magnachip Semiconductor
                   6.875%, 12/15/11 (a)                                149,250
       175,000   PerkinElmer
                   8.875%, 01/15/13                                    196,875
       125,000   STATS ChipPAC
                   7.500%, 07/19/10 (a)                                125,938
       100,000   Unisys, Senior Notes
                   8.125%, 06/01/06                                    102,750
                                                               ---------------
                                                                       785,813
                                                               ---------------
                 TELECOMMUNICATIONS - 8.93%

        75,000   Citizens Communications
                   9.250%, 05/15/11                                     84,187
       250,000   eircom
                   8.250%, 08/15/13                                    268,750
        50,000   INTELSAT
                   6.500%, 11/01/13                                     41,250
       125,000   INTELSAT Bermuda
                   Senior Notes
                   8.250%, 01/15/13 (a)                                131,250
       100,000   MCI, Senior Notes
                   8.735%, 05/01/14                                    112,750
       125,000   Nextel Communications, Senior Notes
                   Convertible
                   5.250%, 01/15/10                                    125,625
                 PanAmSat
        50,000     6.375%, 01/15/08                                     51,250
        99,000     9.000%, 08/15/14                                    109,890
       100,000   PanAmSat Holding
                   8.737%, 11/01/14 (b)                                 72,000
       175,000   Qwest
                   Senior Notes
                   6.671%, 06/15/13 (a) (c)                            183,750
       300,000   Qwest Services
                   14.000%, 12/15/14                                   364,500
       225,000   Rogers Wireless
                   9.625%, 05/01/11                                    264,938
       125,000   Valor Telecommunications Enterprises, Senior
                   Notes 7.750%, 02/15/15 (a)                          124,688
                                                               ---------------
                                                                     1,934,828
                                                               ---------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 UTILITIES - 7.44%

$      200,000   Beaver Valley Funding, Debentures
                   9.000%, 06/01/17                            $       233,481
       216,000   Homer City Funding
                   8.137%, 10/01/19                                    244,080
       100,000   MSW Energy Holdings/MSW Energy Finance
                   8.500%, 09/01/10                                    108,000
       130,000   Nevada Power, Second Mortgage
                   9.000%, 08/15/13                                    146,575
                 NRG Energy
        38,000     8.000%, 12/15/13                                     40,850
       112,000     Senior Secured Notes
                   8.000%, 12/15/13 (a)                                120,400
                 Reliant Energy
        25,000     9.500%, 07/15/13                                     27,937
       225,000     6.750%, 12/15/14                                    222,750
        50,000   Sierra Pacific Power, General
                   Refunding Mortgage
                   6.250%, 04/15/12                                     52,500
       175,000   TECO Energy
                   Senior Notes
                   6.750%, 05/01/15 (a)                                187,687
       100,000   Texas Genco, Senior Notes
                   6.875%, 12/15/14 (a)                                105,500
       125,000   TXU
                   5.550%, 11/15/14 (a)                                122,485
                                                               ---------------
                                                                     1,612,245
                                                               ---------------

                 TOTAL CORPORATE NOTES AND BONDS
                   (Cost $20,151,203)                               20,663,667
                                                               ---------------

    SHARES
--------------

INVESTMENT COMPANY - 4.36%

       945,152   BlackRock Liquidity Funds TempCash Portfolio          945,152
                                                               ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $945,152)                                     945,152
                                                               ---------------
TOTAL INVESTMENTS - 99.69%
  (Cost $21,096,355)*                                               21,608,819
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 0.31%                                66,781
                                                               ---------------
NET ASSETS - 100.00%                                           $    21,675,600
                                                               ===============

----------
* At July 31, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $       586,093
      Gross unrealized depreciation                                    (73,629)
                                                               ---------------
      Net unrealized appreciation                              $       512,464
                                                               ===============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2005, these securities amounted to $3,012,913 or 13.90% of net assets. These securities have been determined by the Adviser to be liquid securities.

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

HIGH YIELD BOND FUND                                               JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

(b) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. Interest rate presented represents annualized yield at time of purchase. The coupon rate will be 0.000% until the date shown and the subsequent rate thereafter.

            SECURITY                              DATE       RATE
            ------------------------------------------------------
            KI Holdings                          11/15/09    9.875%
            Houghton Mifflin                     10/15/08   11.500%
            Pharma Services Intermediate Holding 04/01/09   11.500%
            PanAmSat Holding                     11/01/09   10.375%

(c) Variable rate bonds. The interest rates shown reflect the rates in effect at July 31, 2005.

MTN   Medium Term Note

      PORTFOLIO COMPOSITION
      Investment Company..............................       4%
      Corporate Notes and Bonds (Moody's Ratings)
      Baa.............................................       1%
      Ba..............................................      40%
      B...............................................      46%
      Caa.............................................       8%
      NR..............................................       1%
                                                         ------
                                                           100%
                                                         ======

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

MUNICIPAL BOND FUND                                                JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
   PAR VALUE                                                         VALUE
--------------                                                 ---------------

MUNICIPAL SECURITIES - 97.13%

                 ALABAMA - 1.50%

$    1,000,000   Birmingham Industrial Water Board
                   Industrial Water Supply RB,
                   Partially Pre-refunded 01/01/07
                   6.000%, 07/01/07 (a)                        $     1,051,950
                                                               ---------------
                 ARIZONA - 1.56%

     1,000,000   Arizona State University RB
                   5.000%, 07/01/13
                   Insured: FSA                                      1,095,610
                                                               ---------------
                 COLORADO - 4.45%

     1,000,000   Colorado Department of Transportation RB
                   Federal Highway Grant Anticipation Notes,
                   Series A
                   5.500%, 06/15/12
                   Insured: MBIA                                     1,120,450
     2,000,000   Colorado Housing & Finance Authority RB
                   Single Family, Class I, Series B-4
                   1.990%, 11/01/05                                  1,995,000
                                                               ---------------
                                                                     3,115,450
                                                               ---------------
                 CONNECTICUT - 1.43%

     1,000,000   Connecticut State HEFA RB
                   Yale University, Series V-2
                   2.350%, 07/01/36 (b)                              1,000,000
                                                               ---------------
                 DISTRICT OF COLUMBIA - 2.43%

                 District of Columbia RB
     1,000,000     George Washington University, Series C
                   2.370%, 09/15/29 (b)
                   Insured: MBIA                                     1,000,000
       640,000     Smithsonian Institute, Series A
                   5.375%, 11/01/15                                    702,342
                                                               ---------------
                                                                     1,702,342
                                                               ---------------
                 FLORIDA - 4.00%

     2,000,000   Dade County School District, GO
                   5.200%, 07/15/06                                  2,048,140
       750,000   Palm Beach County
                   Health Facilities Authority RB,
                   Abbey DelRay South Project
                   5.500%, 10/01/11 (a)                                753,742
                                                               ---------------
                                                                     2,801,882
                                                               ---------------
                 GEORGIA - 3.76%

     1,500,000   Burke County Development
                   Authority PCR, Georgia Power
                   Plant Vogtle, 1st Series
                   Mandatory Put 03/03/03 @ 100,
                   2.830%, 09/01/30 (b)                              1,497,285
       500,000   Cartersville Development Authority Water &
                   Wastewater Facilities RB, Series A,
                   Anheuser-Busch Cos., AMT
                   7.375%, 05/01/09                                    561,615
       300,000   Fulton County School District, GO
                   6.375%, 05/01/11                                    346,368

                                                                    MARKET
   PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 GEORGIA (CONTINUED)

$      200,000   State of Georgia, GO
                   Series D
                   6.700%, 08/01/09                            $       226,534
                                                               ---------------
                                                                     2,631,802
                                                               ---------------
                 IDAHO - 1.82%

     1,000,000   Idaho Health Facilities Authority RB
                   IHC Hospitals, ETM
                   6.650%, 02/15/21 (a)                              1,271,230
                                                               ---------------
                 ILLINOIS - 7.97%

       250,000   Chicago Public Building Commission RB
                   School Reform Board, Series B
                   5.250%, 12/01/18
                   Insured: FGIC                                       282,580
       375,000   DuPage County, Jail Project, GO
                   5.600%, 01/01/21                                    429,697
     1,000,000   Illinois Development Finance Authority RB
                   Lincoln Way Community
                   5.700%, 01/01/18
                   Insured: FGIC                                     1,167,130
       405,000   Illinois State Sales Tax RB, First Series
                   5.250%, 06/15/19                                    457,079
     1,000,000   Illinois State, GO, First Series
                   Pre-refunded 04/01/12
                   5.500%, 04/01/13
                   Insured: FSA                                      1,122,290
     1,000,000   Lake County Township High School
                   District No. 113,
                   Highland Park, GO
                   8.800%, 12/01/09                                  1,219,590
       785,000   University of Illinois RB, Auxiliary
                   Facilities Systems, Series B
                   5.500%, 04/01/17
                   Insured: FGIC                                       898,566
                                                               ---------------
                                                                     5,576,932
                                                               ---------------
                 INDIANA - 2.79%

       700,000   Indianapolis Public Improvement RB
                   Series B
                   6.000%, 01/10/20                                    830,900
     1,000,000   Purdue University Revenues, RB
                   Student Fee, Series U
                   5.250%, 07/01/19                                  1,123,230
                                                               ---------------
                                                                     1,954,130
                                                               ---------------
                 KANSAS - 5.53%

     1,000,000   Burlington Environmental Improvement RB
                   Kansas City Power & Light Project,
                   Series B, Mandatory Put 10/01/07
                   4.750%, 09/01/15 (b)                              1,027,230
     1,020,000   Butler & Sedgwick Counties
                   Unified School District No. 385,
                   Andover, GO
                   6.000%, 09/01/14
                   Insured: FSA                                      1,197,735

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

MUNICIPAL BOND FUND                                                JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
   PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 KANSAS (CONTINUED)

$    1,480,000   Butler County Unified School District No.
                   394, GO
                   5.250%, 09/01/16
                   Insured: FSA                                $     1,648,232
                                                               ---------------
                                                                     3,873,197
                                                               ---------------
                 MASSACHUSETTS - 8.04%

     1,370,000   Massachusetts State Consolidated Loan
                   Series A, GO
                   Pre-refunded 02/01/10
                   6.000%, 02/01/13                                  1,530,290
     1,000,000   Massachusetts State HEFA RB
                   Boston College, Series M
                   1.900%, 06/01/35 (b)                              1,000,000
     1,000,000   Massachusetts State Housing Finance Agency
                   RB, Insured Construction Loan
                   Series A, AMT
                   1.950%, 12/01/05
                   Insured: FSA                                        994,050
     1,925,000   Mendon Upton Regional School District, GO
                   5.000%, 06/01/16
                   Insured: MBIA                                     2,104,622
                                                               ---------------
                                                                     5,628,962
                                                               ---------------
                 MICHIGAN - 5.22%

     1,500,000   Birmingham City School District, GO
                   5.000%, 11/01/14                                  1,648,950
     1,450,000   Grand Blanc Community Schools, School
                   Building & Site, GO
                   5.000%, 05/01/09
                   Insured: FSA                                      1,543,975
       400,000   Michigan Municipal Bond Authority RB
                   Drinking Water Revolving Fund
                   5.500%, 10/01/16                                    461,364
                                                               ---------------
                                                                     3,654,289
                                                               ---------------
                 NEVADA - 4.40%

     1,000,000   Clark County
                   PCR, Southern California Edison
                   Series C, Remarketed, AMT
                   3.250%, 06/01/31 (b)                                974,860
     1,000,000   Las Vegas Valley Water District, GO, Series
                   A 4.000%, 06/01/06                                1,010,050
     1,010,000   Nevada State Highway Improvement RB
                   Motor Vehicle Fuel Tax
                   5.000%, 12/01/11
                   Insured: MBIA                                     1,097,072
                                                               ---------------
                                                                     3,081,982
                                                               ---------------
                 NEW HAMPSHIRE - 1.62%

     1,000,000   Manchester School Facilities RB
                   5.500%, 06/01/23                                  1,134,390
                                                               ---------------
                 NEW JERSEY - 1.59%

     1,000,000   New Jersey State, GO
                   5.750%, 05/01/20                                  1,109,970
                                                               ---------------

                                                                    MARKET
   PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 NEW YORK - 3.03%

$    1,450,000   New York State Thruway Authority RB
                   Second General Highway & Bridge
                   Trust Fund, Series A,
                   5.250%, 04/01/14
                   Insured: MBIA                               $     1,620,883
       500,000   New York, GO
                   Series A
                   6.000%, 08/01/05                                    500,000
                                                               ---------------
                                                                     2,120,883
                                                               ---------------
                 OHIO - 3.75%

     1,000,000   Cincinnati Ohio School District, GO
                   5.000%, 06/01/14
                   Insured: FSA                                      1,085,400
     1,500,000   Ohio State Water Development Authority RB
                   5.000%, 12/01/06                                  1,542,855
                                                               ---------------
                                                                     2,628,255
                                                               ---------------
                 OKLAHOMA - 3.76%

     1,000,000   Oklahoma City, GO
                   5.500%, 07/01/11                                  1,108,740
       500,000   Oklahoma Housing Development
                   Authority RB, Obligation Lease
                   Purchase Program, Series A
                   5.100%, 11/01/05                                    502,290
     1,000,000   Tulsa Industrial Authority RB
                   St. John's Medical Center Project,
                   Pre-refunded 02/15/06
                   6.250%, 02/15/17                                  1,018,870
                                                               ---------------
                                                                     2,629,900
                                                               ---------------
                 SOUTH CAROLINA - 1.57%

     1,000,000   Beaufort County School District
                   Series A, GO
                   5.000%, 03/01/15                                  1,102,310
                                                               ---------------
                 TENNESSEE - 1.56%

     1,000,000   State of Tennessee, Series A, GO
                   5.000%, 05/01/13                                  1,094,540
                                                               ---------------
                 TEXAS - 16.86%

     1,090,000   Belton Independent School District, GO
                   5.000%, 02/15/13 (a)
                   Guaranteed: PSF                                   1,185,397
     1,000,000   Dallas Waterworks & Sewer System RB
                   Refunding and Improvement, Series A
                   5.000%, 10/01/12                                  1,089,610
       480,000   Frisco Independent School District, GO
                   7.000%, 08/15/10
                   Guaranteed: PSF                                     559,315
       200,000   Humble Independent School District
                   Refunding Series II, GO
                   5.500%, 02/15/10
                   Guaranteed: PSF                                     218,208
     1,065,000   Killeen Independent School District, GO
                   5.000%, 02/15/16
                   Guaranteed: PSF                                   1,154,865
     1,000,000   Leander Independent School District,
                   School Building, GO
                   5.000%, 08/15/12 (a)
                   Guaranteed: PSF                                   1,085,650

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

MUNICIPAL BOND FUND                                                JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
   PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 TEXAS (CONTINUED)

$    1,000,000   Lower Colorado River Authority RB
                   LCRA Transmission Services
                   5.000%, 05/15/15
                   Insured: FGIC                               $     1,067,070
       550,000   Plano Independent School District, GO
                   5.000%, 02/15/09
                   Guaranteed: PSF                                     582,631
     1,250,000   Port of Houston Authority, Harris
                   County Airport Improvement,
                   Series B, GO, AMT
                   5.250%, 10/01/11
                   Insured: FGIC                                     1,357,962
     1,000,000   San Marcos Consolidated Independent School
                   District, GO
                   5.250%, 08/01/19
                   Guaranteed: PSF                                   1,095,230
       500,000   Texas Municipal Power Agency RB
                   Series E
                   5.500%, 09/01/10
                   Insured: MBIA                                       551,025
       715,000   Texas State Turnpike Authority
                   Central Texas Turnpike System RB
                   BAN, Second Tier
                   5.000%, 06/01/08                                    751,680
     1,000,000   University of Texas RB
                   Financing System, Series B
                   5.250%, 08/15/12                                  1,103,670
                                                               ---------------
                                                                    11,802,313
                                                               ---------------
                 UTAH - 0.46%

       300,000   Intermountain Power Agency
                   Power Supply RB, Series E
                   6.250%, 07/01/07
                   Insured: FSA                                        318,543
                                                               ---------------
                 VIRGINIA - 3.07%

     1,000,000   Roanoke Public Improvement, Series B, GO
                   5.000%, 02/01/19
                   Insured: State Aid Withholding                    1,090,190
     1,000,000   Virginia Commonwealth Transportation Board
                   RB
                   Federal Highway Reimbursement
                   5.000%, 10/01/08                                  1,059,540
                                                               ---------------
                                                                     2,149,730
                                                               ---------------
                 WASHINGTON - 2.83%

     1,000,000   City of Seattle, Series A, GO
                   Pre-refunded 01/15/06
                   5.750%, 01/15/17
                   Insured: MBIA-IBC                                 1,013,480
       500,000   Port of Seattle Special Facilities RB
                   Seattle-Tacoma Fuel Facilities, AMT
                   5.000%, 06/01/11
                   Insured: MBIA                                       529,735
       400,000   Thurston County, GO
                   Tumwater School District No. 033
                   5.000%, 12/01/13
                   Insured: FSA                                        438,156
                                                               ---------------
                                                                     1,981,371
                                                               ---------------

                                                                    MARKET
   PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 WISCONSIN - 2.13%

$    1,345,000   State of Wisconsin, Series 3, GO
                   5.300%, 11/01/12
                   Insured: MBIA-IBC                           $     1,490,489
                                                               ---------------
                 TOTAL MUNICIPAL SECURITIES
                   (Cost $66,369,921)                               68,002,452
                                                               ---------------

    SHARES
--------------

INVESTMENT COMPANY - 3.45%

     2,415,969   Blackrock Provident Institutional MuniCash
                   Portfolio                                         2,415,969
                                                               ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $2,415,969)                                 2,415,969
                                                               ---------------
TOTAL INVESTMENTS - 100.58%
  (Cost $68,785,890)                                                70,418,421
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (0.58)%                            (406,383)
                                                               ---------------
NET ASSETS - 100.00%                                           $    70,012,038
                                                               ===============

----------
* At July 31, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation                            $     1,840,537
      Gross unrealized depreciation                                   (208,006)
                                                               ---------------
      Net unrealized appreciation                              $     1,632,531
                                                               ===============

(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(b) Variable rate bonds. The interest rates shown reflect the rates in effect at July 31, 2005.

AMT   Alternative Minimum Tax
BAN   Bond Anticipation Note
ETM   Escrowed to Maturity
FGIC  Financial Guaranty Insurance Co.
FSA   Financial Security Assurance, Inc.
GO    General Obligation
HEFA  Health & Educational Facilities Authority
IBC   Insured Bond Certificate
MBIA  MBIA Insurance Corporation
PCR   Pollution Control Revenue
PSF   Permanent School Fund
RB    Revenue Bond

      PORTFOLIO COMPOSITION
      Investment Company ...................................       3%
      Municipal Securities (Moody's Ratings)
      Aaa ..................................................      66%
      Aa ...................................................      24%
      A ....................................................       6%
      Baa ..................................................       1%
                                                               -----
                                                                 100%
                                                               =====

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

MUNICIPAL BOND FUND                                                JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

      INDUSTRY CONCENTRATION TABLE: (% OF TOTAL NET ASSETS)
      Education ............................................      42%
      General Obligation ...................................      20%
      Transportation .......................................       8%
      Pollution ............................................       6%
      Housing ..............................................       5%
      Other Municipal Securities ...........................       5%
      Medical ..............................................       4%
      Water ................................................       4%
      Cash and Other Net Assets ............................       3%
      Utilities ............................................       3%
                                                               -----
                                                                 100%
                                                               =====

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

INVESTOR MONEY MARKET FUND                                         JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                          VALUE
--------------                                                 ---------------

COMMERCIAL PAPER (a) - 62.75%

                 ASSET-BACKED - 30.51%

$    3,500,000   Blue Ridge Asset Funding
                   3.290%, 08/08/05 (b)                        $     3,497,761
     2,500,000   CRC Funding
                   3.400%, 09/01/05 (b)                              2,492,681
                 FCAR Owner Trust
     1,500,000     3.090%, 08/02/05                                  1,499,871
     2,000,000     3.160%, 08/15/05                                  1,997,542
     2,000,000   Fountain Square Commercial Funding
                   3.250%, 09/01/05 (b)                              1,994,403
     4,000,000   Galaxy Funding
                   3.300%, 08/01/05 (b)                              4,000,000
     3,000,000   Jupiter Securitization
                   3.190%, 08/22/05 (b)                              2,994,417
     3,000,000   Mont Blanc Capital
                   3.410%, 08/25/05 (b)                              2,993,180
     3,000,000   New Center Asset Trust
                   3.220%, 08/18/05                                  2,995,438
                 Park Avenue Receivables
     1,500,000     3.380%, 08/22/05 (b)                              1,497,042
     1,594,000     3.400%, 08/23/05 (b)                              1,590,688
     3,000,000   Ranger Funding
                   3.370%, 08/22/05 (b)                              2,994,103
     2,500,000   Yorktown Capital
                   3.380%, 08/29/05 (b)                              2,493,428
                                                               ---------------
                                                                    33,040,554
                                                               ---------------
                 BANKS - 23.94%

     2,000,000   Barclays US Funding
                   2.870%, 08/04/05                                  1,999,522
     2,000,000   Calyon North America
                   3.120%, 08/05/05                                  1,999,307
     2,500,000   Depfa Bank (NY)
                   3.105%, 08/15/05 (b)                              2,496,981
     3,000,000   Dexia Delaware
                   3.220%, 08/22/05                                  2,994,365
     2,000,000   HBOS Treasury Services
                   3.470%, 10/12/05                                  1,986,120
     2,000,000   ING (US) Funding
                   3.450%, 10/05/05                                  1,987,542
     2,500,000   Nordea North America (NY)
                   2.890%, 08/11/05                                  2,497,993
     2,500,000   Royal Bank of Scotland (NY)
                   3.400%, 09/01/05                                  2,492,681
     3,000,000   Societe Generale North America
                   3.450%, 09/01/05                                  2,991,087
     2,500,000   UBS Finance (DE)
                   3.450%, 09/19/05                                  2,488,260
     2,000,000   Westpac Capital
                   3.470%, 10/12/05                                  1,986,120
                                                               ---------------
                                                                    25,919,978
                                                               ---------------
                 CONSUMER STAPLES (b) - 3.69%

     4,000,000   Unilever Capital
                   3.280%, 08/01/05                                  4,000,000
                                                               ---------------

                 FINANCIAL SERVICES - 4.61%

     2,000,000   General Electric Capital
                   3.180%, 08/16/05                                  1,997,350

                                                                    MARKET
  PAR VALUE                                                          VALUE
--------------                                                 ---------------

                 FINANCIAL SERVICES (CONTINUED)

$    3,000,000   HSBC Finance
                   3.210%, 08/23/05                            $     2,994,115
                                                               ---------------
                                                                     4,991,465
                                                               ---------------
                 TOTAL COMMERCIAL PAPER
                   (Cost $67,951,997)
                                                                    67,951,997
                                                               ---------------
CERTIFICATES OF DEPOSIT - 8.31%

     1,000,000   HBOS Treasury Services
                   3.150%, 08/05/05                                  1,000,000
                 Natexis Banques Populaines US Finance (NY)
     2,000,000     3.180%, 08/15/05                                  1,999,844
     1,000,000     3.505%, 09/20/05                                  1,000,006
     2,000,000   Svenska Handelsbanken (NY)
                   3.420%, 09/13/05                                  1,999,946
     3,000,000   Wells Fargo Bank
                   3.270%, 08/04/05                                  2,999,997
                                                               ---------------
                 TOTAL CERTIFICATES OF DEPOSIT
                   (Cost $8,999,793)                                 8,999,793
                                                               ---------------

REPURCHASE AGREEMENTS - 29.00%

    13,400,000   Deutsche Bank, 3.300%, dated 07/29/05,
                   matures 08/01/05, repurchase price
                   $13,403,685 (collateralized by U.S.
                   Government instrument with interest rate of
                   4.500%, maturing 2019, total market value
                   $13,668,001)
                   3.300%, 08/01/05                                 13,400,000
    18,000,000   Goldman Sachs, 3.290%, dated 07/29/05,
                   matures 08/01/05, repurchase price
                   $18,004,935 (collateralized by U.S.
                   Government instrument with interest rate of
                   2.810%, maturing 2006, total market value
                   $18,360,961)
                   3.290%, 08/01/05                                 18,000,000
                                                               ---------------
                  TOTAL REPURCHASE AGREEMENTS
                   (Cost $31,400,000)                               31,400,000
                                                               ---------------

    SHARES
--------------

INVESTMENT COMPANY - 0.08%

        86,307   BlackRock Provident Institutional TempFund
                   Portfolio                                            86,307
                                                               ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $86,307)                                       86,307
                                                               ---------------
TOTAL INVESTMENTS - 100.14%
  (Cost $108,438,097)*                                             108,438,097
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (0.14)%                            (156,494)
                                                               ---------------
NET ASSETS - 100.00%                                           $   108,281,603
                                                               ===============

----------
* At July 31, 2005, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

INVESTOR MONEY MARKET FUND                                         JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2005, these securities amounted to $33,044,684 or 30.52% of net assets. These securities have been determined by the Adviser to be liquid securities.

(DE)  Delaware
(NY)  New York

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

GOVERNMENT MONEY MARKET FUND                                       JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
   PAR VALUE                                                         VALUE
--------------                                                 ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (a) - 56.17%

                 FEDERAL FARM CREDIT BANK - 1.82%

$   12,133,000   3.220%, 08/03/05                              $    12,130,830
                                                               ---------------
                 FEDERAL HOME LOAN BANK - 25.14%

    25,000,000   3.150%, 08/01/05                                   25,000,000
    40,000,000   3.150%, 08/02/05                                   39,996,500
    25,000,000   3.180%, 08/02/05                                   24,997,792
     6,025,000   3.070%, 08/03/05                                    6,023,972
    25,000,000   3.170%, 08/03/05                                   24,995,597
     5,000,000   2.810%, 08/05/05                                    4,998,439
     7,000,000   3.065%, 08/05/05                                    6,997,616
    20,000,000   3.195%, 08/10/05                                   19,984,025
     6,627,000   3.200%, 08/10/05                                    6,621,698
     7,685,000   3.220%, 08/12/05                                    7,677,439
                                                               ---------------
                                                                   167,293,078
                                                               ---------------
                 FEDERAL HOME LOAN MORTGAGE - 18.59%

     6,120,000   3.030%, 08/01/05                                    6,120,000
    14,700,000   3.180%, 08/01/05                                   14,700,000
     2,100,000   3.200%, 08/01/05                                    2,100,000
     6,000,000   2.830%, 08/02/05                                    5,999,528
     3,862,000   3.060%, 08/02/05                                    3,861,672
    10,000,000   3.200%, 08/02/05                                    9,999,111
     4,300,000   3.200%, 08/08/05                                    4,297,325
     7,000,000   3.060%, 08/09/05                                    6,995,240
     5,000,000   3.075%, 08/09/05                                    4,996,583
    10,000,000   3.180%, 08/09/05                                    9,992,933
     9,700,000   3.200%, 08/09/05                                    9,693,102
     5,000,000   3.155%, 09/13/05                                    4,981,158
    10,000,000   3.380%, 10/04/05                                    9,939,911
     3,056,000   3.450%, 11/01/05                                    3,029,056
     5,000,000   3.455%, 11/01/05                                    4,955,853
     5,000,000   3.470%, 11/08/05                                    4,952,288
     2,500,000   3.330%, 11/28/05                                    2,472,481
     5,207,000   3.580%, 12/06/05                                    5,141,239
     7,500,000   3.590%, 12/12/05                                    7,400,527
     2,168,000   3.395%, 01/10/06                                    2,134,878
                                                               ---------------
                                                                   123,762,885
                                                               ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.62%

     5,000,000   3.090%, 08/03/05                                    4,999,142
    20,793,000   3.180%, 08/03/05                                   20,789,326
     7,500,000   3.200%, 08/03/05                                    7,498,667
     5,000,000   3.105%, 08/10/05                                    4,996,119
    10,000,000   3.110%, 08/10/05                                    9,992,225
     5,000,000   2.920%, 08/17/05                                    4,993,511
     5,000,000   3.140%, 08/17/05                                    4,993,022
    10,000,000   3.415%, 10/12/05                                    9,931,700
     1,000,000   3.340%, 12/09/05                                      987,939
     1,500,000   3.370%, 12/09/05                                    1,481,746
                                                               ---------------
                                                                    70,663,397
                                                               ---------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                   (Cost $373,850,190)                             373,850,190
                                                               ---------------

                                                                    MARKET
   PAR VALUE                                                         VALUE
--------------                                                 ---------------

REPURCHASE AGREEMENTS - 43.12%

$  107,000,000   Deutsche Bank, 3.300%, dated 07/29/05,
                   matures 08/01/05, repurchase price
                   $107,029,425, (collateralized by U.S.
                   Government Agency instruments, with
                   interest rates from 4.000% to 5.500% and
                   maturities from 2017 to 2035, total
                   market value $109,140,000)                  $   107,000,000
   100,000,000   Goldman Sachs, 3.290%, dated 07/29/05,
                   matures 08/01/05, repurchase price
                   $100,027,417, (collateralized by U.S.
                   Government Agency instrument, with
                   interest rate of 5.500% and maturing
                   2035, total market value $102,000,001)          100,000,000
    80,000,000   JPMorgan Chase, 3.280%, dated 07/29/05,
                   matures 08/01/05, repurchase price
                   $80,021,867, (collateralized by U.S.
                   Government Agency instruments, with
                   interest rate of 0.000% maturing 2005,
                   total market value $81,603,560)                  80,000,000
                                                               ---------------
                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $287,000,000)                             287,000,000
                                                               ---------------

    SHARES
--------------

INVESTMENT COMPANIES - 0.90%

     5,844,196   AIM STIT Government & Agency Portfolio              5,844,196
       187,583   BlackRock Provident Institutional
                   FedFund Portfolio                                   187,583
                                                               ---------------
                 TOTAL INVESTMENT COMPANIES
                   (Cost $6,031,779)                                 6,031,779
                                                               ---------------
TOTAL INVESTMENTS - 100.19%
  (Cost $666,881,969)*                                             666,881,969
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (0.19)%                          (1,289,809)
                                                               ---------------
NET ASSETS - 100.00%                                           $   665,592,160
                                                               ===============

----------
* At July 31, 2005, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

STIT  Short-Term Investments Trust PLC

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

MONEY MARKET FUND                                                  JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
   PAR VALUE                                                         VALUE
--------------                                                 ---------------

COMMERCIAL PAPER (a) - 73.50%

                 ASSET-BACKED - 41.11%

$    6,500,000   Barton Capital
                   3.270%, 08/04/05 (b)                        $     6,498,229
     5,000,000   Blue Ridge Asset Funding
                   3.280%, 08/02/05 (b)                              4,999,544
     3,000,000   CRC Funding
                   3.380%, 09/08/05 (b)                              2,989,297
     2,027,000   Edison Asset Securitization
                   3.080%, 08/05/05 (b)                              2,026,306
                 FCAR Owner Trust
     1,500,000     3.090%, 08/02/05                                  1,499,871
     1,000,000     3.160%, 08/15/05                                    998,771
     1,500,000     3.650%, 12/02/05                                  1,481,294
                 Fountain Square Commercial Funding
     2,000,000     3.250%, 09/01/05 (b)                              1,994,403
     2,500,000     3.590%, 10/25/05 (b)                              2,478,809
     2,000,000   Galaxy Funding
                   3.460%, 10/06/05 (b)                              1,987,313
     6,000,000   Giro-Multifunding
                   3.440%, 08/22/05 (b)                              5,987,960
     3,000,000   Jupiter Securitization
                   3.190%, 08/22/05 (b)                              2,994,418
     3,000,000   New Center Asset Trust
                   3.220%, 08/18/05                                  2,995,438
     3,223,000   Park Avenue Receivables
                   3.390%, 08/22/05 (b)                              3,216,627
     6,000,000   Public Square Funding
                   3.320%, 08/01/05 (b)                              6,000,000
     6,500,000   Ranger Funding
                   3.370%, 08/22/05 (b)                              6,487,222
     3,000,000   Sheffield Receivables
                   3.270%, 08/03/05 (b)                              2,999,455
     3,000,000   Variable Funding Capital
                   3.440%, 09/21/05 (b)                              2,985,380
     6,500,000   Yorktown Capital
                   3.280%, 08/05/05 (b)                              6,497,631
                                                               ---------------
                                                                    67,117,968
                                                               ---------------
                 BANKS - 27.50%

     2,000,000   Barclays US Funding
                   2.870%, 08/04/05                                  1,999,522
     2,000,000   Calyon North America
                   3.120%, 08/05/05                                  1,999,307
     6,500,000   CDC IXIS Capital Markets
                   3.280%, 08/01/05 (b)                              6,500,000
     2,500,000   Depfa Bank (NY)
                   3.105%, 08/15/05 (b)                              2,496,981
                 Dexia Delaware
     3,000,000     3.220%, 08/22/05                                  2,994,365
     2,000,000     3.470%, 10/05/05                                  1,987,469
     1,500,000   HBOS Treasury Services
                   3.435%, 10/03/05                                  1,490,983
     1,500,000   ING (US) Funding
                   3.420%, 09/29/05                                  1,491,593
                 Nordea North America
     2,000,000     2.890%, 08/11/05                                  1,998,394
     4,000,000     3.350%, 09/06/05                                  3,986,600
     5,000,000   Rabobank Nederland (NY)
                   3.280%, 08/08/05                                  4,996,811

                                                                    MARKET
   PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 BANKS (CONTINUED)

   $ 5,000,000   Societe Generale North America
                   3.450%, 09/01/05                            $     4,985,146
     5,000,000   UBS Finance (DE)
                   3.450%, 09/19/05                                  4,976,521
                 Westpac Capital
     1,000,000     3.020%, 08/09/05                                    999,329
     2,000,000     3.470%, 10/12/05                                  1,986,120
                                                               ---------------
                                                                    44,889,141
                                                               ---------------
                 FINANCIAL SERVICES - 3.67%

     3,000,000   General Electric Capital
                   3.180%, 08/16/05                                  2,996,025
     3,000,000   HSBC Finance
                   3.210%, 08/23/05                                  2,994,115
                                                               ---------------
                                                                     5,990,140
                                                               ---------------
                 INSURANCE - 1.22%

     2,000,000   ING America Insurance Holdings
                   3.460%, 10/06/05                                  1,987,313
                                                               ---------------
                 TOTAL COMMERCIAL PAPER
                   (Cost $119,984,562)                             119,984,562
                                                               ---------------

CERTIFICATES OF DEPOSIT - 8.58%

     1,000,000   HBOS Treasury Services
                   3.150%, 08/05/05                                  1,000,000
     2,000,000   Lloyds TSB Bank (NY)
                   3.690%, 12/13/05                                  1,999,916
                 Natexis Banques Populaires US Finance (NY)
     2,000,000     3.180%, 08/15/05                                  1,999,844
     2,000,000     3.505%, 09/20/05                                  2,000,013
     2,000,000   Svenska Handelsbanken (NY)
                   3.420%, 09/13/05                                  1,999,946
     5,000,000   Wells Fargo Bank
                   3.270%, 08/04/05                                  4,999,995
                                                               ---------------
                 TOTAL CERTIFICATES OF DEPOSIT
                   (Cost $13,999,714)                               13,999,714
                                                               ---------------

FLOATING RATE NOTE (C) - 3.06%

     5,000,000   National City Bank of Indiana, Bank Note
                   3.494%, 09/16/05                                  5,000,519
                                                               ---------------
                 TOTAL FLOATING RATE NOTE
                   (Cost $5,000,519)                                 5,000,519
                                                               ---------------

REPURCHASE AGREEMENT - 14.82%

    24,200,000   Deutsche Bank, 3.300%, dated 07/29/05,
                   matures 08/01/05, repurchase price
                   $24,206,655 (collateralized by U.S.
                   Government instrument with interest rate
                   of 4.500%, maturing 2019, total market
                   value $24,684,001)                               24,200,000
                                                               ---------------
                 TOTAL REPURCHASE AGREEMENT
                   (Cost $24,200,000)                               24,200,000
                                                               ---------------

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

MONEY MARKET FUND                                                  JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
    SHARES                                                           VALUE
--------------                                                 ---------------

INVESTMENT COMPANY - 0.05%

        78,015   BlackRock Provident Institutional TempFund
                   Portfolio%,                                 $        78,015
                                                               ---------------
                 TOTAL INVESTMENT COMPANY
                   (Cost $78,015)                                       78,015
                                                               ---------------

TOTAL INVESTMENTS - 100.01%
  (Cost $163,262,810)*                                             163,262,810
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (0.01)%                             (21,658)
                                                               ---------------
NET ASSETS - 100.00%                                           $   163,241,152
                                                               ===============

----------
* At July 31, 2005, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2005, these securities amounted to $69,139,575 or 42.35% of net assets. These securities have been determined by the Adviser to be liquid securities.
(c) Floating rate note. The interest rate shown reflects the rate in effect at July 31, 2005.

(DE)  Delaware
(NY)  New York

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

TAX-EXEMPT MONEY MARKET FUND                                       JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
   PAR VALUE                                                        VALUE
--------------                                                 ---------------

MUNICIPAL OBLIGATIONS - 99.08%

                 ALASKA - 1.63%

                 Valdez Marine Terminal RB,BP Pipelines,Inc.
                   Project
$      200,000     2.320%, 08/01/05 (a)                        $       200,000
     1,100,000     Series B
                   2.320%, 08/01/05 (a)                              1,100,000
       700,000     Series C
                   2.320%, 08/01/05 (a)                                700,000
     2,250,000   Valdez Marine Terminal RB, Exxon
                   Pipeline Co. Project
                   2.190%, 08/01/05 (a)                              2,250,000
                                                               ---------------
                                                                     4,250,000
                                                               ---------------
                 CALIFORNIA - 0.94%

     1,600,000   California State Daily Kindergarten
                   University, GO, Series B-1
                   2.220%, 08/01/05 (a)
                   LOC: Citibank; State Street;
                     National Australia Bank                         1,600,000
       850,000   California State Department of Water
                   Resources, RB, Series B-2
                   2.400%, 08/01/05 (a)
                   LOC: BNP Paribas                                    850,000
                                                               ---------------
                                                                     2,450,000
                                                               ---------------
                 COLORADO - 3.22%

                 Colorado Educational & Cultural
                   Facilities RB
     3,055,000     Naropa University Project
                   2.350%, 08/04/05 (a)
                   LOC: Wells Fargo Bank                             3,055,000
       245,000     National Cable Television Center
                   2.350%, 08/04/05 (a)
                   LOC: Wells Fargo Bank                               245,000
     5,000,000   Colorado State, TRAN
                   4.000%, 06/27/06                                  5,061,658
                                                               ---------------
                                                                     8,361,658
                                                               ---------------
                 CONNECTICUT - 4.89%

                 Connecticut State Health, GO
    10,000,000     Series A
                   2.350%, 08/04/05 (a)
                   SPA: Landesbank                                  10,000,000
     1,800,000     Series B
                   2.330%, 08/04/05 (a)
                   SPA: Bayerische Landesbank                        1,800,000
                 Connecticut State HEFA RB, Yale University
       100,000     Series T-2
                   2.250%, 08/04/05 (a)                                100,000
       800,000     Series X-3
                   2.240%, 08/01/05 (a)                                800,000
                                                               ---------------
                                                                    12,700,000
                                                               ---------------
                 FLORIDA - 8.03%

     5,000,000   Collier County Educational Facilities
                   Authority RB
                   International College Project
                   2.330%, 08/05/05 (a)
                   LOC: Fifth Third Bank                             5,000,000

                                                                    MARKET
   PAR VALUE                                                        VALUE
--------------                                                 ---------------

                 FLORIDA (CONTINUED)

$    5,268,000   Jacksonville Electric Authority System TECP
                   2.730%, 11/02/05                            $     5,268,000
    10,600,000   Sarasota Memorial Hospital TECP
                   2.800%, 08/10/05                                 10,600,000
                                                               ---------------
                                                                    20,868,000
                                                               ---------------
                 GEORGIA - 6.11%

     5,885,000   Burke County Development Authority PCR
                   Oglethorpe Power Corp, Series A
                   2.330%, 08/03/05 (a)
                   Insured: FGIC                                     5,885,000
     5,000,000   Metropolitan Atlanta Rapid Transit
                   Authority RB, Series A
                   2.310%, 08/03/05 (a)
                   LOC: Bayerische Landesbank,
                        Westdeutsche Landesbank                      5,000,000
     5,000,000   Municipal Electric Authority of Georgia
                   RB, Project One Subordinated
                   Bonds, Remarketed
                   2.320%, 08/03/05 (a)
                   Insured: FSA
                   SPA: Dexia Credit Local                           5,000,000
                                                               ---------------
                                                                    15,885,000
                                                               ---------------
                 ILLINOIS - 11.74%

     1,910,000   Chicago Board of Education, GO, Series C-1
                   2.320%, 08/01/05 (a)
                   Insured: FSA
                   SPA: Depfa Bank                                   1,910,000
                 Illinois Health Facilities Authority RB,
                   Gottlieb Health Resource, Inc.
     9,800,000     2.340%, 08/03/05 (a)
                   LOC: Harris Trust & Savings Bank                  9,800,000
     8,800,000     Rush Presbyterian - St.Luke's Medical
                     Center Obligated Group, Series B
                   2.370%, 08/03/05 (a)
                   Insured: MBIA
                   SPA: JPMorgan Chase                               8,800,000
    10,000,000   Illinois State, GO, Series B
                   2.370%, 08/03/05 (a)
                   SPA: Depfa Bank                                  10,000,000
                                                               ---------------
                                                                    30,510,000
                                                               ---------------
                 INDIANA - 0.15%

       400,000   Hammond PCR
                   Amoco Oil Project
                   2.320%, 08/01/05 (a)                                400,000
                                                               ---------------
                 KENTUCKY - 0.15%

       380,000   Kentucky Economic Development
                   Finance Authority Hospital
                   Facilities RB, Baptist Healthcare
                   System, Series C
                   2.320%, 08/01/05 (a)
                   Insured: MBIA
                   SPA: National City Bank                             380,000
                                                               ---------------
                 LOUISIANA - 4.85%

    12,600,000   St. Charles Parish PCR
                   Shell Oil Project, Series B
                   2.290%, 08/01/05 (a)                             12,600,000
                                                               ---------------

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

TAX-EXEMPT MONEY MARKET FUND                                       JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
   PAR VALUE                                                        VALUE
--------------                                                 ---------------

                 MARYLAND - 3.00%

                 Maryland State Health & Higher Education
                   Facilities
                   Authority RB,  Pooled Loan Program
$    3,700,000     Series A
                   2.320%, 08/03/05 (a)
                   LOC: Bank One Trust                         $     3,700,000
     4,100,000     Series B
                   2.350%, 08/03/05 (a)
                   LOC: First National Bank                          4,100,000
                                                               ---------------
                                                                     7,800,000
                                                               ---------------
                 MASSACHUSETTS - 5.71%

     3,700,000   Massachusetts State Central Artery,GO,
                   Series A
                   2.320%, 08/01/05 (a)
                   SPA: Landesbank Baden-Wurttemberg                 3,700,000
                 Massachusetts State HEFA RB
       700,000     Capital Asset Program, Series C
                   2.300%, 08/01/05 (a)
                   Insured: MBIA
                   SPA: State Street Bank & Trust                      700,000
     8,640,000     Harvard University, Series L
                   2.200%, 08/03/05 (a)                              8,640,000
     1,000,000   Massachusetts State, GO, Series B
                   2.330%, 08/04/05 (a)
                   SPA: Landesbank                                   1,000,000
       800,000   Massachusetts Water Resources Authority
                   Multi-Modal Subordinated General RB,
                   Series A
                   2.300%, 08/03/05 (a)
                   Insured: AMBAC
                   SPA: Bank of Nova Scotia /Dexia Credit
                     Local                                             800,000
                                                               ---------------
                                                                    14,840,000
                                                               ---------------
                 MINNESOTA - 2.78%

       365,000   Minneapolis Convention Center, GO
                   Convention Center Bonds
                   2.200%, 08/04/05 (a)
                   SPA: Dexia Credit Local                             365,000
       860,000   Minneapolis, Library, GO
                   2.200%, 08/04/05 (a)
                   SPA: Dexia Credit Local                             860,000
     6,000,000   Owatonna Hospital RB, Health Central System
                   2.450%, 08/03/05 (a)
                   LOC: Wells Fargo Bank                             6,000,000
                                                               ---------------
                                                                     7,225,000
                                                               ---------------
                 MISSISSIPPI - 3.36%

     8,745,000   Jackson County Port Facility RB
                   Chevron USA Inc.  Project
                   2.320%, 08/01/05 (a)                              8,745,000
                                                               ---------------
                 MISSOURI - 0.25%

                 Missouri State HEFA RB
                   The Washington University Project
       250,000     Series A
                   2.320%, 08/01/05 (a)
                   SPA: Morgan Guaranty Trust                          250,000
       400,000     Series B
                   2.320%, 08/01/05 (a)
                   SPA: Morgan Guaranty Trust                          400,000
                                                               ---------------
                                                                       650,000
                                                               ---------------

                                                                    MARKET
   PAR VALUE                                                        VALUE
--------------                                                 ---------------

                 NEBRASKA - 7.00%

$    8,200,000   Lincoln Electric System TECP
                   2.250%, 08/02/05                            $     8,200,000
                 Omaha Public Power TECP
     5,000,000     2.700%, 09/07/05                                  5,000,000
     5,000,000     2.800%, 09/07/05                                  5,000,000
                                                               ---------------
                                                                    18,200,000
                                                               ---------------
                 NEVADA - 0.37%

       970,000   Clark County School District, GO, Series A
                   2.220%, 08/01/05 (a)
                   Insured: FSA
                   SPA: State Street Bank & Trust                      970,000
                                                               ---------------
                 NEW JERSEY - 5.30%

     6,700,000   New Jersey Economic Development Authority
                   Water Facilities RB, United Water New
                   Jersey Inc. Project, Series A
                   2.300%, 08/01/05 (a)
                   Insured: AMBAC
                   SPA: Bank of New York                             6,700,000
     7,000,000   New Jersey State, TRAN, Series A
                   4.000%, 06/23/06                                  7,074,690
                                                               ---------------
                                                                    13,774,690
                                                               ---------------
                 NEW MEXICO - 0.21%

       550,000   Hurley PCR
                   Kennecott Santa Fe Project
                   2.320%, 08/01/05 (a)                                550,000
                                                               ---------------
                 NEW YORK - 4.89%

       400,000   New York City Transitional Finance
                   Authority RB
                   Series 3, Sub Series 3 B
                   2.400%, 08/01/05 (a)
                   SPA: Bank of New York                               400,000
     1,300,000   New York City, GO, Sub Series E5
                   2.250%, 08/01/05 (a)
                   LOC: JPMorgan Chase                               1,300,000
    11,000,000   New York State Local Government
                   Assistance
                   RB, Series D
                   2.200%, 08/03/05 (a)
                   LOC: Societe Generale                            11,000,000
                                                               ---------------
                                                                    12,700,000
                                                               ---------------
                 NORTH CAROLINA - 1.62%

     4,200,000   North Carolina State, Public Improvement
                   GO, Series F
                   2.300%, 08/03/05 (a)
                   SPA: Landesbank                                   4,200,000
                                                               ---------------
                 TEXAS - 7.81%

     5,200,000   Gulf Coast Waste Disposal Authority PCR
                   Exxon Project
                   2.190%, 08/01/05 (a)                              5,200,000
     2,300,000   Harris County, Health Facilities RB
                   Texas Medical Center Project
                   2.330%, 08/01/05 (a)
                   Insured:MBIA
                   SPA: JPMorgan Chase                               2,300,000
     5,000,000   North Central Texas Hospital TECP
                   2.720%, 08/31/05                                  5,000,000

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

TAX-EXEMPT MONEY MARKET FUND                                       JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
   PAR VALUE                                                        VALUE
--------------                                                 ---------------

                 TEXAS (CONTINUED)

$    1,300,000   Southwest Higher Education Authority RB,
                   Southern Methodist University
                   2.310%, 08/01/05 (a)
                   LOC: Landesbank                             $     1,300,000
     6,500,000   Texas State, TRAN
                   3.000%, 08/31/05                                  6,505,489
                                                               ---------------
                                                                    20,305,489
                                                               ---------------
                 UTAH - 1.54%

     3,000,000   Intermountain Public Power TECP
                   2.800%, 08/03/05                                  3,000,000
     1,000,000   State of Utah Building Ownership Authority
                   Lease RB, Facilities Master Lease
                   Program,
                   Series C
                   2.370%, 08/03/05 (a)
                   LOC: Landesbank                                   1,000,000
                                                               ---------------
                                                                     4,000,000
                                                               ---------------
                 WASHINGTON - 4.96%

    10,000,000   Washington State Public Power Supply System
                   RB,  Nuclear Project No. 1, Series 1A-1
                   2.320%, 08/03/05 (a)
                   LOC: Bank of America                             10,000,000
     2,900,000   Washington State, GO, Series VR 96B
                   2.250%, 08/03/05 (a)
                   SPA: Landesbank                                   2,900,000
                                                               ---------------
                                                                    12,900,000
                                                               ---------------
                 WEST VIRGINIA - 4.55%

    11,815,000   Marshall County PCR
                   Ohio Power Project, Series E
                   2.330%, 08/01/05 (a)
                   LOC: Royal Bank of Scotland                      11,815,000
                                                               ---------------
                 WISCONSIN - 2.23%

     5,786,000   State of Wisconsin TECP
                   2.700%, 10/12/05                                  5,786,000
                                                               ---------------
                 WYOMING - 1.79%

     4,650,000   Sublette County PCR
                   Exxon Project
                   2.220%, 08/01/05 (a)                              4,650,000
                                                               ---------------

                 TOTAL MUNICIPAL OBLIGATIONS
                  (Cost $257,515,837)                              257,515,837
                                                               ---------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                 ---------------

INVESTMENT COMPANIES - 3.51%

         6,439   AIM TFIT-Tax-Free Cash Reserve Portfolio      $         6,439
         1,214   Dreyfus Tax-Exempt Cash Management Fund                 1,214
     9,120,874   SEI Institutional Tax Free Money Market
                   Fund                                              9,120,874
                                                               ---------------
                 TOTAL INVESTMENT COMPANIES
                  (Cost $9,128,527)                                  9,128,527
                                                               ---------------
TOTAL INVESTMENTS - 102.59%
  (Cost $266,644,364)*                                             266,644,364
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (2.59)%                          (6,734,655)
                                                               ---------------
NET ASSETS - 100.00%                                           $   259,909,709
                                                               ===============

----------
* At July 31, 2005, cost is identical for book and Federal income tax purposes.

(a) Variable rate instrument. The rate shown reflects the rate in effect on July 31, 2005. The maturity date shown is the next scheduled demand date.

     AMBAC  Ambac Assurance Corp.
      FGIC  Financial Guaranty Insurance Co.
       FSA  Financial Security Assurance, Inc.
        GO  General Obligation
      HEFA  Health & Educational Facilities Authority
Landesbank  Landesbank Hessen Thurigen Girozentrale
       LOC  Letter of Credit
      MBIA  MBIA Insurance Corporation
       PCR  Pollution Control Revenue
        RB  Revenue Bond
       SPA  Standby Purchase Agreement
      TECP  Tax-Exempt Commercial Paper
      TRAN  Tax & Revenue Anticipation Note

           INDUSTRY CONCENTRATION TABLE (% of Total Net Assets)

           General Obligation .........   28%
           Medical ....................   20%
           Utilities ..................   16%
           Pollution ..................   16%
           Education ..................    9%
           Developement ...............    5%
           Water ......................    3%
           Transportation .............    2%
           Cash and Other Net Assets ..    1%
                                         ---
           Total                         100%
                                         ===

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

TREASURY MONEY MARKET FUND                                         JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

U.S. TREASURY OBLIGATIONS - 32.40%

                 U.S. TREASURY BILLS (A) - 27.73%

$   15,000,000   3.086%, 08/18/05                              $    14,978,141
    20,000,000   3.087%, 09/15/05                                   19,922,825
    10,000,000   3.090%, 10/06/05                                    9,943,350
    10,000,000   3.126%, 10/13/05                                    9,936,611
     5,000,000   3.167%, 10/13/05                                    4,967,890
                                                               ---------------
                                                                    59,748,817
                                                               ---------------
                 U.S. TREASURY NOTES - 4.67%

    10,000,000   5.750%, 11/15/05                                   10,071,806
                                                               ---------------
                 TOTAL U.S. TREASURY OBLIGATIONS
                   (Cost $69,820,623)                               69,820,623
                                                               ---------------
REPURCHASE AGREEMENTS - 32.35%

    39,700,000   Deutsche Bank, 3.2700%, dated 07/29/05,
                   matures 08/01/05, repurchase price
                   $39,710,818 (collateralized by U.S.
                   Treasury instrument, with interest rate
                   of 2.375%,  maturing 2006, total market
                   value $40,494,292)                               39,700,000
    30,000,000   JPMorgan Chase, 3.250%, dated 07/29/05,
                   matures 08/01/05, repurchase price
                   $30,008125 (collateralized by U.S.
                   Treasury instrument, with interest rate
                   of 0.000% maturing  2018, total market
                   value $ 30,600,163)                              30,000,000
                                                               ---------------
                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $69,700,000)                               69,700,000
                                                               ---------------

    SHARES
--------------

INVESTMENT COMPANIES - 0.21%

       297,322   AIM STIT Treasury Portfolio                           297,322
       162,190   BlackRock Institutional T-Fund Portfolio              162,190
                                                               ---------------
                 TOTAL INVESTMENT COMPANIES
                   (Cost $459,512)                                     459,512
                                                               ---------------
TOTAL INVESTMENTS - 64.96%
  (Cost $139,980,135)*                                             139,980,135
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - 35.04%                           75,517,902
                                                               ---------------
NET ASSETS - 100.00%                                           $   215,498,037
                                                               ===============

----------
* At July 31, 2005, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

INSTITUTIONAL PRIME MONEY MARKET FUND                              JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------
COMMERCIAL PAPER (A) - 56.69%

                 ASSET-BACKED - 24.06%

                 Blue Ridge Asset Funding
$   25,000,000     3.440%, 09/21/05 (b)                        $    24,878,167
    25,000,000     3.470%, 09/22/05 (b)                             24,874,694
    26,550,000   CRC Funding
                   3.350%, 08/25/05 (b)                             26,490,705
                 Edison Asset Securitization
    25,000,000     3.080%, 08/03/05 (b)                             24,995,722
    25,000,000     2.960%, 08/16/05 (b)                             24,969,167
    25,000,000     3.380%, 09/06/05 (b)                             24,915,500
                 FCAR Owner Trust
    25,000,000     3.200%, 08/03/05                                 24,995,556
    25,000,000     3.160%, 08/15/05                                 24,969,278
    25,000,000     3.500%, 10/17/05                                 24,812,847
    20,000,000     3.730%, 01/04/06                                 19,676,733
                 Fountain Square Commercial Funding
    30,000,000     3.340%, 08/23/05 (b)                             29,938,767
    15,081,000     3.460%, 10/03/05 (b)                             14,989,684
    25,000,000     3.590%, 10/25/05 (b)                             24,788,090
                 Galaxy Funding
    31,000,000     3.300%, 08/01/05 (b)                             31,000,000
    25,000,000     3.460%, 10/06/05 (b)                             24,841,417
                 Giro-Multifunding
    30,000,000     3.400%, 08/22/05 (b)                             29,940,500
    20,009,000     3.550%, 10/17/05 (b)                             19,857,071
    35,000,000   New Center Asset Trust
                   3.220%, 08/18/05                                 34,946,780
                 Public Square Funding
    36,000,000     3.320%, 08/01/05 (b)                             36,000,000
    15,000,000     3.270%, 08/05/05 (b)                             14,994,550
    43,950,000   Sheffield Receivables
                   3.300%, 08/01/05 (b)                             43,950,000
                                                               ---------------
                                                                   550,825,228
                                                               ---------------
                 AUTOMOBILE - 1.29%

                 Toyota Motor Credit
    15,000,000     3.380%, 12/05/05                                 14,822,550
    15,000,000     3.450%, 01/03/06                                 14,777,188
                                                               ---------------
                                                                    29,599,738
                                                               ---------------
                 BANKS - 25.19%

    25,000,000   Barclays US Funding
                   2.870%, 08/04/05                                 24,994,021
    25,000,000   Calyon North America
                   3.120%, 08/05/05                                 24,991,333
                 CDC IXIS Capital Markets
    18,200,000     3.220%, 08/02/05 (b)                             18,198,372
    16,000,000     3.230%, 08/12/05 (b)                             15,984,209
    30,000,000     3.290%, 08/17/05 (b)                             29,956,133
    30,000,000     3.430%, 09/15/05 (b)                             29,871,375
    25,000,000   Danske
                   2.900%, 08/08/05                                 24,985,903
                 Depfa Bank (NY)
    25,000,000     3.090%, 08/04/05 (b)                             24,993,562
    25,000,000     3.105%, 08/15/05 (b)                             24,969,813
    25,000,000     3.320%, 09/15/05 (b)                             24,896,250
    25,000,000   Dexia Delaware
                   3.460%, 10/05/05                                 24,843,819
    17,600,000   Fortis Funding
                   3.350%, 09/23/05 (b)                             17,513,198

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

                 BANKS (CONTINUED)

 $  25,000,000   HBOS Treasury Services
                   3.435%, 10/03/05                            $    24,849,719
    25,000,000   ING (US) Funding
                   3.420%, 09/29/05                                 24,859,875
                 Nordea North America
    25,000,000     2.890%, 08/11/05                                 24,979,931
    25,000,000     3.350%, 09/06/05                                 24,916,250
                 Nordea North America (NY)
    24,000,000     3.130%, 08/08/05                                 23,985,393
    25,000,000     3.090%, 08/09/05                                 24,982,833
                 UBS Finance (DE)
    21,483,000     3.280%, 09/06/05                                 21,412,536
    21,000,000     3.350%, 09/26/05                                 20,890,567
                 WestLB
    25,000,000     3.200%, 08/09/05 (b)                             24,982,222
    50,000,000     3.400%, 09/06/05 (b)                             49,830,000
    25,000,000   Westpac Capital
                   3.020%, 08/09/05                                 24,983,222
                                                               ---------------
                                                                   576,870,536
                                                               ---------------
                 CONSUMER STAPLES - 0.48%

    11,000,000   Unilever Capital
                   3.280%, 08/01/05 (b)                             11,000,000
                                                               ---------------
                 FINANCIAL SERVICES - 3.49%

    25,000,000   American Express Credit
                   3.120%, 08/02/05 (b)                             24,997,833
    25,000,000   General Electric Capital
                   3.190%, 09/12/05                                 24,906,958
    30,000,000   Morgan Stanley
                   3.290%, 08/03/05                                 29,994,517
                                                               ---------------
                                                                    79,899,308
                                                               ---------------
                 INSURANCE - 2.18%

                 ING America Insurance Holdings
    25,000,000     3.170%, 08/08/05                                 24,984,590
    25,000,000     3.460%, 10/06/05                                 24,841,417
                                                               ---------------
                                                                    49,826,007
                                                               ---------------
                 TOTAL COMMERCIAL PAPER
                   (Cost $1,298,020,817)                         1,298,020,817
                                                               ---------------
CERTIFICATES OF DEPOSIT - 19.35%

    25,000,000   Bank of Montreal (Chicago)
                   3.353%, 09/22/05 (d)                             24,998,395
                 BNP Paribas (NY)
    25,000,000     3.310%, 09/09/05                                 25,000,000
    11,000,000     3.510%, 12/13/05                                 10,991,004
    10,000,000     3.585%, 12/27/05                                  9,992,951
    25,000,000   Credit Agricole Indosuez (NY)
                   3.385%, 08/23/05 (d)                             24,999,331
    25,000,000   Credit Suisse First Boston USA
                   3.500%, 10/07/05                                 25,000,000
                 Fortis Bank (NY)
    25,000,000     3.270%, 09/01/05 (d)                             24,999,333
    20,000,000     3.265%, 03/02/06 (d)                             19,995,906
                 HBOS Treasury Services
    25,000,000     3.150%, 08/05/05                                 25,000,000
    40,000,000     3.220%, 09/19/05                                 39,994,610

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

ABN AMRO FUNDS

INSTITUTIONAL PRIME MONEY MARKET FUND                              JULY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

CERTIFICATES OF DEPOSIT (CONTINUED)

$   25,000,000   Landesbank Baden-Wuerttemberg
                   3.320%, 10/13/05 (d)                        $    24,998,956
    42,000,000   Lloyds TSB Bank (NY)
                   3.690%, 12/13/05                                 41,995,539
                 Natexis Banques Populaires US
                   Finance (NY)
    25,000,000     3.505%, 09/20/05                                 25,000,161
    25,000,000     3.730%, 11/30/05                                 25,000,000
    25,000,000     3.765%, 12/27/05                                 25,000,000
    25,000,000   Societe Generale (NY)
                   3.121%, 08/10/05 (d)                             24,999,850
    45,000,000   Svenska Handelsbanken (NY)
                   3.420%, 09/13/05                                 44,998,773
                                                               ---------------
                 TOTAL CERTIFICATES OF DEPOSIT
                   (Cost $442,964,809)                             442,964,809
                                                               ---------------

INSURANCE FUNDING AGREEMENTS (C) - 7.43%

    40,000,000   Allstate Life Insurance Funding
                   Agreement
                   3.548%:
                   Reset Date: 08/15/05
                   Maturity Date: 11/01/05                          40,000,000
    30,000,000   Hartford Life Insurance Funding
                   Agreement
                   3.470%:
                   Reset Date: 08/01/05
                   Maturity Date: 11/01/05                          30,000,000
                 Metropolitan Life Insurance Funding
                   Agreements
    40,000,000     3.410%:
                   Reset Date: 08/01/05
                   Maturity Date: 02/01/06                          40,000,000
    10,000,000     3.624%:
                   Reset Date: 10/03/05
                   Maturity Date: 04/20/06                          10,000,000
    50,000,000   Travelers Insurance Funding
                   Agreement
                   3.530%:
                   Reset Date: 08/23/05
                   Maturity Date: 12/23/05                          50,000,000
                                                               ---------------
                 TOTAL INSURANCE FUNDING AGREEMENTS
                   (Cost $170,000,000)                             170,000,000
                                                               ---------------

FLOATING RATE NOTES (D) - 5.99%

    25,000,000   Bank of America, Bank Note
                   3.305%, 12/09/05                                 25,000,000
    37,000,000   Comerica Bank, Bank Note
                   3.349%, 08/17/05                                 36,999,579
    25,000,000   Credit Suisse First Boston USA, MTN
                   3.710%, 06/19/06                                 25,064,376
    25,000,000   SLM, MTN, Seriies A
                   3.850%, 01/25/06                                 25,026,646
    25,000,000   SunTrust Bank, Bank Note
                   3.460%, 03/24/06                                 25,004,727
                                                               ---------------
                 TOTAL FLOATING RATE NOTES
                   (Cost $137,095,328)                             137,095,328
                                                               ---------------

TIME DEPOSITS - 4.36%

    50,000,000   Harris Trust & Savings Bank
                   3.300%, 08/01/05                                 50,000,000
    49,740,000   Keybank
                   3.290%, 08/01/05                                 49,740,000
                                                               ---------------

                 TOTAL TIME DEPOSITS
                   (Cost $99,740,000)                               99,740,000
                                                               ---------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
--------------                                                 ---------------

REPURCHASE AGREEMENTS - 6.33%

$   45,000,000   Citigroup, 3.393%, dated 07/29/05, matures
                   08/01/05, repurchase price $45,012,722
                   (collateralized by corporate bonds,
                   asset-backed securities and commercial
                   mortgage-backed securities, with interest
                   rates of 5.210% to 9.750% and maturities
                   of 2009 to 2033, total market value
                   $46,542,990)                                $    45,000,000
    10,000,000   Deutsche Bank, 3.300%, dated 07/29/05,
                   matures 08/01/05, repurchase price
                   $10,002,750 (collateralized by U.S.
                   Government instruments with interest
                   rates of 4.000% to 4.174%, maturing 2035,
                   total market value $10,200,000)                  10,000,000
    90,000,000   Goldman Sachs, 3.343%, dated 07/29/05,
                   matures 08/01/05, repurchase price
                   $90,025,069 (collateralized by U.S.
                   Treasury instruments with interest rates
                   of 0.000% and maturities of 2006 to 2020,
                   total market value $91,800,000)                  90,000,000
                                                               ---------------
                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $145,000,000)                             145,000,000
                                                               ---------------

    SHARES
--------------

INVESTMENT COMPANIES - 0.00%

         4,077   AIM STIT Liquid Assets Portfolio                        4,077
        38,114   BlackRock Provident Institutional
                   TempFund Portfolio                                   38,114
                                                               ---------------

                 TOTAL INVESTMENT COMPANIES
                   (Cost $42,191)                                       42,191
                                                               ---------------

TOTAL INVESTMENTS - 100.15%
  (Cost $2,292,863,145)*                                         2,292,863,145
                                                               ---------------
NET OTHER ASSETS AND LIABILITIES - (0.15)%                          (3,342,072)
                                                               ---------------
NET ASSETS - 100.00%                                           $ 2,289,521,073
                                                               ===============

----------
* At July 31, 2005, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2005, these securities amounted to $718,617,001 or 31.39% of net assets. These securities have been determined by the Adviser to be liquid securities.
(c) Variable rate instruments. The rates shown reflect the rates in effect on July 31, 2005. These securities have been deemed by the Adviser to be illiquid securities because they are subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity. At July 31, 2005, these securities amounted to $170,000,000 or 7.43% of net assets.
(d) Variable rate note. The interest rate shown reflects the rate in effect at July 31, 2005.

(DE)  Delaware
(NY)  New York
(US)  United States
MTN   Medium Term Note
STIT  Short-Term Investments Trust PLC

               SEE ACCOMPANYING NOTES TO SCHEDUEL OF INVESTMENTS.

ABN AMRO FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)                       JULY 31, 2005

NOTE (1) SECURITY VALUATION: Equity securities and index options traded on a national securities exchange and over-the counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost, which approximates fair value. Investments in money market funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur and the Adviser does not believe the last sale is an appropriate estimate of fair value. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM. US ET (Eastern Time) rate. For money market funds, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Insurance funding agreements are valued at cost plus accrued interest, which approximates fair value.

NOTE (2) For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.


                                       48


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ABN AMRO FUNDS
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date  SEPTEMBER 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date  SEPTEMBER 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ GERALD DILLENBURG
                         -------------------------------------------------------
                          Gerald Dillenburg, Senior Vice President, Secretary & Treasurer (principal financial officer)

Date  SEPTEMBER 26, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.